                                             Registration Nos. 33-06547/811-4717
--------------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /X/
                                                                        -----

     Pre-Effective Amendment No.                                         / /
                                  ------------                          -----

     Post-Effective Amendment No.       22                               /X/
                                  -------------                         -----

                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /X/
                                                                        -----


     Amendment No.       23                                              /X/
                   -------------                                        -----

                          (Check appropriate box or boxes.)

                             SAFECO RESOURCE SERIES TRUST
                  --------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)


                          10865 Willows Road NE, Redmond, WA          98052
               ----------------------------------------------------------------
                       (Address of Principal Executive Offices)     ZIP Code


Registrant's Telephone Number, including Area Code     (206) 545-5180
                                                   --------------------------


                        Name and Address of Agent for Service
                       ----------------------------------------
                              DAVID F. HILL
                              10865 Willows Road NE
                              Redmond, WA  98052


     Approximate Date of Proposed Public Offering: Continuous


It is proposed that this filing will become effective
           immediately upon filing pursuant to paragraph (b)
    -----
       X   on April 30, 1999 pursuant to paragraph (b)
    -----
          60 days after filing  pursuant to paragraph (a)(1)
    -----
          on _________________ pursuant to paragraph (a)(1)
    ----- 75 days after filing pursuant to paragraph (a)(2)
          on _________________ pursuant to paragraph (a)(2) of Rule 485
    -----


If appropriate, check the following box:
     / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Registrant is registering an indefinite number of its shares under the Securities Act of 1933 by declaration made pursuant to Section 24(f) of the Investment Company Act of 1940 (Act). Pursuant to Rule 24f-2 under the Act, Registrant filed a Rule 24f-2 Notice on March 26, 1999.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SAFECO RESOURCE SERIES TRUST

                          Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Cross Reference Sheet

Growth Portfolio - Part A - Prospectus

Equity Portfolio - Part A - Prospectus




Northwest Portfolio - Part A - Prospectus

Small Company Stock Portfolio - Part A - Prospectus

Bond Portfolio - Part A - Prospectus

Money Market Portfolio - Part A - Prospectus


Growth Portfolio
Equity Portfolio


Northwest Portfolio
Small Company Stock Portfolio
Bond Portfolio
Money Market Portfolio
Part B -- Statement of Additional Information

Part C -- Other Information

Signature Page

Exhibits

                             SAFECO RESOURCE SERIES TRUST

                         Registration Statement on Form N-1A
                                Cross Reference Sheet
                                        PART A



Item No.                                          Location in Prospectus
--------                                          ----------------------
1.   Front and Back Cover Pages                   Front and Back Cover pages

2.   Risk/Return Summary:                         Objective; Principal Investment
     Investments, Risks and Performance           Strategies; Principal Risks;
                                                  Performance

3.   Risk/Return Summary:  Fee Table              Fees and Expenses of the
                                                  Portfolio

4.   Investment Objectives, Principal             Additional Facts About Investment
     Strategies, and Related Risks                Objectives, Strategies and Risks

5.   Management's Discussion of Fund              Herein incorporated by reference to
     Performance                                  Registrant's Annual Report dated
                                                  December 31, 1998 filed with the
                                                  Securities and Exchange Commission's
                                                  EDGAR system on or about March 3, 1999
                                                  ----------

6.   Management, Organization, and Capital        Management
      Structure

7.   Shareholder Information                      Distributions and Tax Information;
                                                  Purchasing and Redeeming Shares;
                                                  Calculation of Share Price

8.   Distribution Arrangements                    Not Applicable

9.   Financial Highlights Information             Financial Highlights


                                     PART B


                                                  Location in Statement
Item No.                                          of Additional Information
--------                                          -------------------------
10.Cover page and Table of Contents               Cover page and Table of Contents

11.  Fund History                                 Description of the Trust

12.  Description of the Fund and Its              Description  of the Trust; Fundamental
     Investments and Risks                        Investment Policies; Non-Fundamental
                                                  Investment Policies; Additional
                                                  Investment Information


                                        3

13.  Management of the Fund                       Trustees and Officers

14.  Control Persons and Principal Holders        Principal Shareholders of
      Securities                                  the Portfolios

15.  Investment Advisory and Other Services       Investment Advisory and Other
                                                  Services

16.  Brokerage Allocation and Other Practices     Brokerage Practices

17.  Capital Stock and Other Securities           Characteristics of the Trust's Shares

18.  Purchase, Redemption and Pricing of          Calculation of Share Price
     Shares

19.  Taxation of the Fund                         Distributions and Tax Information

20.  Underwriters                                 Investment Advisory and Other Services

21.  Calculation of Performance Data              Additional Performance Information

22.  Financial Statements                         Financial Statements



                                        PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          SAFECO RESOURCE SERIES TRUST
                          ---------------------------
                                GROWTH PORTFOLIO
                                   PROSPECTUS
                               -----------------
                                 April 30, 1999

     AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


                                     [LOGO]

TABLE OF CONTENTS


                                                                PAGE
A WORD ABOUT THE GROWTH PORTFOLIO........................          1

OBJECTIVE................................................          1

PRINCIPAL INVESTMENT STRATEGIES..........................          1

PRINCIPAL RISKS..........................................          2

PERFORMANCE..............................................          2

FEES AND EXPENSES OF THE PORTFOLIO.......................          4

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES
AND RISKS................................................          5

INFORMATION ABOUT THE TRUST..............................          7

MANAGEMENT...............................................          8

FINANCIAL HIGHLIGHTS.....................................          8

DISTRIBUTIONS AND TAX INFORMATION........................          9

CALCULATION OF SHARE PRICE...............................         10

PURCHASING AND REDEEMING SHARES..........................         10

A WORD ABOUT THE GROWTH PORTFOLIO

The Growth Portfolio is a mutual fund used solely as an investment option for variable annuity or variable life insurance contracts offered by insurance companies or for qualified pension and retirement plans. You should not confuse the Growth Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as this one. The Growth Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Growth Portfolio or rely upon information about any other fund in making investment decisions about the Growth Portfolio.

OBJECTIVE

The Growth Portfolio seeks growth of capital and the increased income that ordinarily follows from such growth.

PRINCIPAL INVESTMENT STRATEGIES


The Growth Portfolio invests most of its assets in common stocks selected primarily for potential appreciation. In evaluating a stock's growth potential, the portfolio manager considers the following factors:



- The strength of the company's balance sheet


- The quality of the management team


- The rate at which the company's earnings are projected to grow in the future



The manager looks in particular for undervalued stocks of companies with above-average growth potential. Although the Portfolio will invest in companies of all sizes, companies meeting the manager's criteria for earnings growth are typically small in size and therefore quite volatile.



Stocks may be sold if the manager believes that the growth prospects for the company are no longer good or if the company fails to realize its growth potential. However, the Portfolio will keep holdings through periodic downturns if the manager believes that the long-term growth prospects for the company are good. The Portfolio may sell some or all of its holdings in stocks that the manager considers to be overvalued. Stocks may become overvalued as a result of overly-optimistic earnings forecasts or because the market places unrealistic multiples on projected earnings. The Portfolio may also sell stocks if the manager believes there are more attractive opportunities elsewhere or to meet redemptions.


PRINCIPAL RISKS


Loss of money is a risk of investing in the Growth Portfolio. The value of your investment in the Growth Portfolio is tied to the prices of the securities in which the Portfolio invests. These prices may fluctuate in response to many factors. The value of the Portfolio may fall if any of the following occurs:



- The earnings of the issuers of the stocks do not meet analysts' expectations or are otherwise disappointing.



- The manager's judgment about the growth potential of the issuers or the value of the stocks is incorrect.



- The stock market declines.



- The market does not favor small capitalization stocks.



- An event occurs that causes the price of one of the larger positions to decline materially.


Many of the stocks in this Portfolio are more volatile than the general market. The stocks of small companies in particular may suffer abrupt price movements. You should be prepared to see fluctuations in share price and variable investment return. Due to the aggressive nature of this Portfolio, investors should be prepared to withstand significant volatility over a period of several years.

An investment in the Growth Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE


The bar chart and table below should help give you a sense of the risks of investing in the Growth Portfolio by showing you how performance has changed from year to year and also how it has measured against the Standard & Poor's Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart shows how the Growth Portfolio has performed in each of the full calendar years since commencement of operations on

January 7, 1993, assuming reinvestment of all distributions. The table shows the average annual return for the Growth Portfolio relative to the S&P 500. The Portfolio's returns are net of its expenses, but do not reflect any additional fees and expenses that may be deducted by the variable annuity or variable life insurance issuer or the qualified pension or retirement plan through which you invest. Past performance cannot tell you how the Growth Portfolio will perform in the future. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost.



                          GROWTH PORTFOLIO PERFORMANCE


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994           11.92
1995           41.00
1996           32.06
1997           44.55
1998            1.83


The highest quarterly return was 20.34% for the quarter ended September 30, 1997; and the lowest return was -25.78% for the quarter ended September 30, 1998.

                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12/31/98


                                                           COMMENCEMENT
                                                      OF OPERATIONS (1/7/93)
                                     1 YEAR  5 YEARS   TO DECEMBER 31, 1998
  Growth Portfolio                   1.83%   25.13%           27.10%
  S&P 500 Index*                     28.58%  24.03%           18.35%



  * The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transporta- tion, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only. Performance is based on historical earnings and does not indicate the Portfolio's future performance.

FEES AND EXPENSES OF THE PORTFOLIO



This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



The Growth Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.


You may incur fees associated with the variable annuity or variable life insurance policy or the qualified pension or retirement plan in which you invest. Please refer to the policy prospectus or plan document for details.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
ASSETS)

The expenses the Growth Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Growth Portfolio for the year ended December 31, 1998. The Portfolio's expenses for other years may vary.



Management Fees                                      .74%
Distribution (12b-1) Fees                              0%
Other Expenses                                       .06%
Total Annual Fund Operating Expenses                 .80%


EXAMPLE


This Example is intended to help you compare the cost of investing in the Growth Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Growth Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



           1 YEAR  3 YEARS  5 YEARS  10 YEARS
           $81.68  $255.48  $444.18   $989.80


ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES


In rare circumstances, the Growth Portfolio, with the approval of its board of trustees, may change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Growth Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.

TEMPORARY DEFENSIVE STRATEGIES


From time to time, the Growth Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies, in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.


APPLICATION OF INVESTMENT POLICIES


This prospectus and the Statement of Additional Information describe some of the investment policies used by the Growth Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Growth Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.


MARKET RISK

All securities transactions involve market risk. The major risk associated with mutual funds is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

YEAR 2000 ISSUES


The common practice in computer programming of using two digits to identify a year has resulted in what is referred to as the "Year 2000 problem." If not corrected, automated systems could misinterpret or fail to process dates occurring after December 31, 1999. The Portfolio may be adversely affected if the computer systems used by its primary service providers do not properly process date-related information. The Portfolio's investment advisor, distributor and transfer, dividend and shareholder servicing agent are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses, and to obtain satisfactory assurances that each of the Portfolio's other major service providers are taking similar steps to correct programming for systems with which the Portfolio interacts.


It is not anticipated that the Portfolio will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000. However, despite the efforts and plans of the Portfolio's service providers, computer systems that are non-compliant could have a material adverse effect on the Portfolio's business, operations or financial condition. In addition, securities prices, and therefore the value of the assets held by the Portfolio, may also be adversely affected if the companies or governmental units or agencies whose securities are held by the Portfolio do not properly process such date-related information.



PORTFOLIO TURNOVER



The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, thereby increasing their tax liability. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio for each of the past five years can be found in the Financial Highlights section of this prospectus.


INFORMATION ABOUT THE TRUST

The Growth Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.


Although not currently anticipated by the Trust, there may be times in the future when the interests of variable contract owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust portfolio.

MANAGEMENT


The investment advisor for the Growth Portfolio is SAFECO Asset Management Company (SAM), Two Union Square, 25th Floor, Seattle, WA 98101. SAM has been an advisor to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisors since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.



The Growth Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .74% of the Portfolio's net assets for the year ended December 31, 1998.


The Growth Portfolio is managed by Thomas M. Maguire, Vice President of SAM. Mr. Maguire has served as portfolio manager for the Portfolio since it began operations in 1993 and has served as portfolio manager for the SAFECO Growth Fund since 1989.

FINANCIAL HIGHLIGHTS


The following financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO RESOURCE SERIES TRUST -- GROWTH PORTFOLIO


                                                           YEAR ENDED DECEMBER 31
                                                 1998      1997      1996     1995     1994
  NET ASSET VALUE AT BEGINNING OF PERIOD       $  23.35  $  19.26  $  15.88  $ 12.98  $ 12.16
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                  (0.10)    (0.04)    (0.03)    0.06       --
    Net realized and unrealized gain on
    investments                                    0.53      8.62      5.12     5.26     1.45
    Total from investment operations               0.43      8.58      5.09     5.32     1.45
  LESS DISTRIBUTIONS:
    Dividends from net investment income             --        --        --    (0.06)      --
    Distributions from realized gains             (2.38)    (4.49)    (1.71)   (2.36)   (0.63)
    Distributions from paid in capital            (0.10)       --        --       --       --
    Total distributions                           (2.48)    (4.49)    (1.71)   (2.42)   (0.63)
  NET ASSET VALUE AT END OF PERIOD             $  21.30  $  23.35  $  19.26  $ 15.88  $ 12.98
  TOTAL RETURN                                     1.83%    44.55%    32.06%   41.00%(A)   11.92%(A)
  NET ASSETS AT END OF PERIOD (000'S OMITTED)  $356,407  $240,400  $109,491  $44,458  $16,156
  RATIO OF EXPENSES TO AVERAGE NET ASSETS          0.80%     0.77%     0.79%    0.79%    0.71%
  RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                   N/A       N/A       N/A     0.84%    0.96%
  RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                               (.48%)     (.25%)     (.28%)    0.55%    (.05%)
  PORTFOLIO TURNOVER RATE                         46.13%    88.99%    75.58%  111.70%   41.24%



 ++ Prior to 1995, SAFECO Life Insurance Company paid all the expenses of the Portfolio except for investment advisory fees. When net assets exceeded $20 million, the Portfolio was charged for all operating expenses in addition to investment advisory fees.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.
N/A  Not applicable as no fund expenses were reimbursed.



DISTRIBUTIONS AND TAX INFORMATION


The Growth Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends will be automatically reinvested in shares of the Growth Portfolio. If you are a variable contract owner, the tax consequences of your investment in the Portfolio depend upon the provisions of the variable annuity or variable life insurance policy through which you invest. You should refer to the prospectus relating to your policy for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.


CALCULATION OF SHARE PRICE


The price of the Growth Portfolio's shares is based on the Portfolio's net asset value per share (NAV). The NAV is calculated by adding up the value of all the Growth Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. Your purchase or redemption order will be priced at the next NAV calculated after your order is placed.



To the extent that the Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when shareholders cannot make redemptions because the Portfolio is not open for business. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.



We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.



PURCHASING AND REDEEMING SHARES



Shares of the Portfolio are purchased and redeemed at net asset value. Redemptions will be made by the separate accounts to meet obligations under the variable contracts and by the qualified plans. Variable contract owners and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The board of trustees of the Trust may refuse to sell shares of the Portfolio to any person, or may suspend or terminate the offering of shares of the Portfolio, if such action is required by law or by any regulatory authority or is, in the sole discretion of the trustees, necessary in the best interests of the shareholders of the Portfolio.



In unusual situations we may suspend or delay payment for redemptions. This may happen if:



- The NYSE is closed



- NYSE trading is restricted



- The Securities and Exchange Commission declares an emergency



Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION
                ------------------------------------------------

If you would like more information about the Growth Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS


Additional information about the Growth Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Growth Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718


You can review and copy the Trust's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.



                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST
                          ---------------------------
                                EQUITY PORTFOLIO
                                   PROSPECTUS
                               -----------------
                                 April 30, 1999

     AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


                                     [LOGO]

TABLE OF CONTENTS


                                                                PAGE
A WORD ABOUT THE EQUITY PORTFOLIO........................          1

OBJECTIVE................................................          1

PRINCIPAL INVESTMENT STRATEGIES..........................          1

PRINCIPAL RISKS..........................................          2

PERFORMANCE..............................................          2

FEES AND EXPENSES OF THE PORTFOLIO.......................          4

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES
AND RISKS................................................          5

INFORMATION ABOUT THE TRUST..............................          6

MANAGEMENT...............................................          7

FINANCIAL HIGHLIGHTS.....................................          8

DISTRIBUTIONS AND TAX INFORMATION........................          9

CALCULATION OF SHARE PRICE...............................          9

PURCHASING AND REDEEMING SHARES..........................          9


                                      -I-

A WORD ABOUT THE EQUITY PORTFOLIO


The Equity Portfolio is a mutual fund used solely as an investment option for variable annuity or variable life insurance contracts offered by insurance companies or for qualified pension and retirement plans. You should not confuse the Equity Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as this one. The Equity Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Equity Portfolio or rely upon information about any other fund in making investment decisions about the Equity Portfolio.


OBJECTIVE

The Equity Portfolio seeks long-term growth of capital and reasonable current income.

PRINCIPAL INVESTMENT STRATEGIES

During normal market conditions, the Equity Portfolio will invest primarily in equity securities (common stock and preferred stock), and may invest in securities convertible into common stock (including convertible corporate bonds and convertible preferred stock). The Portfolio typically invests in common stocks of large, established companies that are proven performers. When selecting stocks for the Portfolio, the portfolio manager looks for companies having:

- Consistent earnings growth

- Attractive dividend income

- Good value relative to the overall market


The Portfolio buys stocks for which the manager believes the three- to five-year earnings per share outlook is good. The manager may sell these stocks if prices become expensive relative to the three-year outlook for earnings or if earnings prospects deteriorate. The Portfolio also buys stocks for which there is a specific shorter-term earnings catalyst, such as cost cutting or restructuring. These stocks may be sold if the earnings catalyst is not successful or if the stock price reaches a specific target. The manager may sell part of a position in a stock if the market value becomes too large and exceeds the desired portfolio weighting.

PRINCIPAL RISKS


Loss of money is a risk of investing in the Equity Portfolio. The value of your investment in the Equity Portfolio is tied to the prices of the securities in which the Equity Portfolio invests. As with all stock funds, the main risk of investing in the Equity Portfolio is that the securities in the Portfolio will fall in value, causing your investment to be worth less than when you bought it. The price of common stocks may fluctuate in response to many factors. The value of the Portfolio may fall if any of the following occurs:



- The earnings of the issuers of the stocks do not meet analysts' expectations or are otherwise disappointing.



- The manager's judgment about the growth potential of the issuers or the value of the stocks is incorrect.



- The stock market declines.



- The market does not favor large capitalization stocks.


Also, your investment returns may vary and cannot be predicted. The Equity Portfolio may be suitable for you if you seek an attractive total return on your investment but are uncomfortable with a more aggressive growth fund.

An investment in the Equity Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The bar chart and table below should help give you a sense of the risks of investing in the Equity Portfolio by showing you how performance has changed from year to year and also how it has measured against the Standard & Poor's Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart shows how the Equity Portfolio has performed in each of the last ten years, assuming reinvestment of all distributions. The table shows the average annual return for the portfolio relative to the S&P 500. The Equity Portfolio's returns are net of its expenses, but do not reflect any additional fees and expenses that may be deducted by the variable annuity or variable insurance plan or the qualified pension or retirement plan through which you invest. Past performance cannot tell you how the Equity Portfolio will perform in the future. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost.

                          EQUITY PORTFOLIO PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                RETURN
              PERCENTAGE
1989                  27.11
1990                  -5.21
1991                  26.85
1992                   8.06
1993                  27.92
1994                   8.94
1995                  28.63
1996                  24.79
1997                  24.85
1998                  24.89


The highest quarterly return was 18.76% for the quarter ended December 31, 1998; and the lowest return was -12.69% for the quarter ended September 30, 1990.


                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12/31/98


                                     1 YEAR  5 YEARS  10 YEARS
  Equity Portfolio                   24.89%  22.21%    19.13%
  S&P 500 Index*                     28.58%  24.03%    19.17%


  * The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transporta-tion, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only. Performance is based on historical earnings and does not indicate the Portfolio's future performance.

FEES AND EXPENSES OF THE PORTFOLIO



This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



The Equity Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.


You may incur fees associated with the variable annuity or variable life insurance policy or the qualified pension or retirement plan in which you invest. Please refer to the policy prospectus or plan document for details.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
ASSETS)

The expenses the Equity Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Equity Portfolio for the year ended December 31, 1998. The Portfolio's expenses for other years may vary.


Management Fees                                       .74%
Distribution (12b-1) Fees                               0%
Other Expenses                                        .04%
Total Annual Fund Operating Expenses                  .78%


EXAMPLE


This Example is intended to help you compare the cost of investing in the Equity Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Equity Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



           1 YEAR  3 YEARS  5 YEARS  10 YEARS
           $79.65  $249.16  $433.29   $966.05

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES


In rare circumstances, the Equity Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.


TEMPORARY DEFENSIVE STRATEGIES


From time to time, the Equity Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies, in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.


APPLICATION OF INVESTMENT POLICY LIMITATIONS

This prospectus and the Statement of Additional Information describe some of the investment policies used by the Equity Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Equity Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with mutual funds is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

YEAR 2000 ISSUES

The common practice in computer programming of using two digits to identify a year has resulted in what is referred to as the "Year 2000 problem." If not corrected, automated systems could misinterpret or fail to process dates occurring after December 31, 1999. The Portfolio may be adversely affected if the computer systems used by its primary service providers do not properly process date-related information. The Portfolio's investment advisor, distributor and transfer, dividend and shareholder servicing agent are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses, and to obtain satisfactory assurances that each of the Portfolio's other major service providers are taking similar steps to correct programming for systems with which the Portfolio interacts.

It is not anticipated that the Portfolio will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000. However, despite the efforts and plans of the Portfolio's service providers, computer systems that are non-compliant could have a material adverse effect on the Portfolio's business, operations or financial condition. In addition, securities prices, and therefore the value of the assets held by the Portfolio, may also be adversely affected if the companies or governmental units or agencies whose securities are held by the Portfolio do not properly process such date-related information.


PORTFOLIO TURNOVER



The Portfolio may engage in active and frequent trading to acheive its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, thereby increasing their tax liability. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio for each of the past five years can be found in the Financial Highlights section of this prospectus.


INFORMATION ABOUT THE TRUST

The Equity Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.


Although not currently anticipated by the Trust, there may be times in the future when the interests of variable contract owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust portfolio.


MANAGEMENT


The investment advisor for the Portfolio is SAFECO Asset Management Company
(SAM), Two Union Square, 25th Floor, Seattle, WA 98101. SAM has been an advisor to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisors since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.


The Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .74% of the Portfolio's net assets for the year ended December 31, 1998.

The Equity Portfolio is managed by Richard D. Meagley, Vice President of SAM. Mr. Meagley has served as portfolio manager for the Portfolio and for SAFECO Equity Fund since 1995. Prior to these positions he served as portfolio manager and analyst from 1992 to 1994 for Kennedy Associates, Inc., an investment advisory firm located in Seattle, Washington. From 1991 to 1992, he was an Assistant Vice President of SAM and the portfolio manager of the SAFECO Northwest Fund.

FINANCIAL HIGHLIGHTS


The following financial highlights table is intended to help you understand the Equity Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Equity Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.


SAFECO RESOURCE SERIES TRUST -- EQUITY PORTFOLIO


                                                            YEAR ENDED DECEMBER 31
                                                 1998      1997      1996      1995      1994
  NET ASSET VALUE AT BEGINNING OF PERIOD       $  25.18  $  21.75  $  19.24  $  16.83  $  17.02
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                          0.25      0.27      0.34      0.39      0.31
    Net realized and unrealized gain on
    investments                                    6.02      5.13      4.43      4.43      1.21
    Total from investment operations               6.27      5.40      4.77      4.82      1.52
  LESS DISTRIBUTIONS:
    Dividends from net investment income          (0.25)    (0.27)    (0.34)    (0.39)    (0.31)
    Distributions from realized gains             (1.23)    (1.70)    (1.92)    (2.02)    (1.40)
    Total distributions                           (1.48)    (1.97)    (2.26)    (2.41)    (1.71)
  NET ASSET VALUE AT END OF PERIOD             $  29.97  $  25.18  $  21.75  $  19.24  $  16.83
  TOTAL RETURN                                    24.89%    24.85%    24.79%    28.63%     8.94%(A)
  NET ASSETS AT END OF PERIOD (000'S OMITTED)  $557,314  $389,256  $263,067  $169,479  $102,321
  RATIO OF EXPENSES TO AVERAGE NET ASSETS          0.78%     0.75%     0.72%     0.75%     0.77%
  RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                   N/A       N/A       N/A       N/A      0.78%
  RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       0.96%     1.19%     1.72%     2.26%     1.98%
  PORTFOLIO TURNOVER RATE                         31.57%    41.75%    56.99%    69.18%    28.71%



 ++ Prior to 1994, SAFECO Life Insurance Company paid all the expenses of the Portfolio except for investment advisory fees. When net assets exceeded $20 million, the Portfolio was charged for all operating expenses in addition to investment advisory fees.
(A) The total return would have been lower had certain expenses not been reduced during the period shown.
N/A  Not applicable as no fund expenses were reimbursed.

DISTRIBUTIONS AND TAX INFORMATION


The Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends will be automatically reinvested in shares of the Equity Portfolio. If you are a variable contract owner, the tax consequences of your investment in the Portfolio depend upon the provisions of the variable annuity or variable life insurance policy through which you invest. You should refer to the prospectus relating to your policy for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.


CALCULATION OF SHARE PRICE


The price of the Equity Portfolio's shares is based on the Portfolio's net asset value per share (NAV). The NAV is calculated by adding up the value of all the Equity Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. Your purchase or redemption order will be priced at the next NAV calculated after your order is placed.



To the extent that the Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when shareholders cannot make redemptions because the Portfolio is not open for business. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.



We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.



PURCHASING AND REDEEMING SHARES



Shares of the Portfolio are purchased and redeemed at net asset value. Redemptions will be made by the separate accounts to meet obligations under the variable contracts and by the qualified plans. Variable contract owners and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The board of trustees of the Trust may refuse to sell shares of the Portfolio to any person, or may suspend or terminate the offering of shares of the Portfolio, if such action is required by law or by any regulatory authority or is, in the sole discretion of the trustees, necessary in the best interests of the shareholders of the Portfolio.



In unusual situations we may suspend or delay payment for redemptions. This may happen if:



- The NYSE is closed



- NYSE trading is restricted



- The Securities and Exchange Commission declares an emergency



Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION
                ------------------------------------------------

If you would like more information about the Equity Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Equity Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Equity Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.


                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST
                          ---------------------------
                              NORTHWEST PORTFOLIO
                                   PROSPECTUS
                               -----------------
                                 April 30, 1999

     AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


                                     [LOGO]

TABLE OF CONTENTS


                                                                PAGE
A WORD ABOUT THE NORTHWEST PORTFOLIO.....................          1

OBJECTIVE................................................          1

PRINCIPAL INVESTMENT STRATEGIES..........................          1

PRINCIPAL RISKS..........................................          2

PERFORMANCE..............................................          2

FEES AND EXPENSES OF THE PORTFOLIO.......................          4

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES
AND RISKS................................................          5

INFORMATION ABOUT THE TRUST..............................          7

MANAGEMENT...............................................          7

FINANCIAL HIGHLIGHTS.....................................          8

DISTRIBUTIONS AND TAX INFORMATION........................          9

CALCULATION OF SHARE PRICE...............................          9

PURCHASING AND REDEEMING SHARES..........................         10


                                      -I-

A WORD ABOUT THE NORTHWEST PORTFOLIO

The Northwest Portfolio is a mutual fund used solely as an investment option for variable annuity or variable life insurance contracts offered by insurance companies or for qualified pension and retirement plans. You should not confuse the Northwest Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as this one. The Northwest Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Northwest Portfolio or rely upon information about any other fund in making investment decisions about the Northwest Portfolio.

OBJECTIVE

The Northwest Portfolio seeks long-term growth of capital through investing primarily in Northwest companies.

PRINCIPAL INVESTMENT STRATEGIES

The Northwest Portfolio will ordinarily invest its assets in shares of common stocks and preferred stocks of companies located in the Northwest, selected primarily for potential long-term appreciation.

When selecting stocks, the manager looks for companies with:

- Principal executive offices in Alaska, Idaho, Montana, Oregon or Washington

- Faster earnings growth than their competitors

- A share price that represents good value


The Portfolio may sell stocks that have reached a specific price target or that the manager considers to be overvalued relative to other stocks in the industry. Stocks may become overvalued when earnings forecasts are too optimistic or the market places unrealistic multiples on projected earnings. Stocks may also be sold if the manager believes that the growth prospects for the company are no longer good or if the company fails to realize its growth potential. The Portfolio may also sell stocks if the manager believes there are more attractive opportunities elsewhere.

PRINCIPAL RISKS


Loss of money is a risk of investing in the Northwest Portfolio. The value of your investment in the Northwest Portfolio is tied to the prices of the securities in which the Portfolio invests. These prices may fluctuate in response to many factors. The value of the Portfolio may fall if any of the following occurs:



- The regional economy of the Northwest suffers.



- The earnings of the issuers of the stocks do not meet analysts' expectations or are otherwise disappointing.



- The manager's judgment about the growth potential of the issuers or the value of the stocks is incorrect.



- The stock market declines.


The Northwest Portfolio carries special risks due to its geographic concentration. These include a smaller universe of securities to choose from and fluctuations in the regional economy. Many of the companies whose securities are purchased for the Northwest Portfolio are small in size and may therefore be more volatile. The Northwest Portfolio may be suitable for you if you seek long-term growth and are prepared to withstand the risks associated with geographic concentration.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE


The bar chart and table below should help give you a sense of the risks of investing in the Northwest Portfolio by showing you how performance has changed from year to year and also how it has measured against the Standard & Poor's Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart shows how the Northwest Portfolio has performed in each of the full calendar years since commencement of operations on January 7, 1993, assuming reinvestment of all distributions. The table shows the average annual return for the Northwest Portfolio relative to the S&P 500. The Portfolio's returns are net of its expenses, but do not reflect any additional fees and expenses that may be deducted by the variable annuity or variable insurance plan or the qualified pension or retirement plan through which you invest. Past performance cannot tell you how the Northwest Portfolio will perform in the future. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost.


                        NORTHWEST PORTFOLIO PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994            3.65
1995            7.42
1996           12.44
1997           31.02
1998            2.89


The highest quarterly return was 21.33% for the quarter ended December 31, 1998; and the lowest return was -20.33% for the quarter ended September 30, 1998.


                          AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 1998


                                                           COMMENCEMENT
                                                      OF OPERATIONS (1/7/93)
                                     1 YEAR  5 YEARS   TO DECEMBER 31, 1998
  Northwest Portfolio                2.89%   11.04%           9.15%
  S&P 500 Index*                     28.58%  24.03%           18.35%



  * The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transporta- tion, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only. Performance is based on historical earnings and does not indicate the Portfolio's future performance.

FEES AND EXPENSES OF THE PORTFOLIO



This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



The Northwest Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.


You may incur fees associated with the variable annuity or variable life insurance policy or the qualified pension or retirement plan in which you invest. Please refer to the policy prospectus or plan document for details.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
ASSETS)

The expenses the Northwest Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Northwest Portfolio for the year ended December 31, 1998. The Portfolio's expenses for other years may vary.


Management Fees                                       .74%
Distribution (12b-1) Fees                               0%
Other Expenses*                                       .25%
Total Annual Fund Operating Expenses                  .99%


  * SAFECO Life Insurance Company ("SAFECO Life") paid or reimbursed all of the Northwest Portfolio's "Other Expenses" through January 1998. Under an expense reimbursement agreement between the Trust and SAFECO Life, once the Portfolio's net assets exceeded $20 million, SAFECO Life stopped paying those expenses. The expense table reflects the fees that would have been paid by the Portfolio if the reimbursement agreement had not been in effect during any part of the year.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Northwest Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Northwest Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



           1 YEAR   3 YEARS  5 YEARS  10 YEARS
           $100.98  $315.27  $547.08  $1,213.00


ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES


In rare circumstances, the Northwest Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Northwest Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.


TEMPORARY DEFENSIVE STRATEGIES


From time to time, the Northwest Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies, in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.


APPLICATION OF INVESTMENT POLICIES

This prospectus and the Statement of Additional Information describe some of the investment policies used by the Northwest Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Northwest Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with mutual funds is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

YEAR 2000 ISSUES

The common practice in computer programming of using two digits to identify a year has resulted in what is referred to as the "Year 2000 problem." If not corrected, automated systems could misinterpret or fail to process dates occurring after December 31, 1999. The Portfolio may be adversely affected if the computer systems used by its primary service providers do not properly process date-related information. The Portfolio's investment advisor, distributor and transfer, dividend and shareholder servicing agent are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses, and to obtain satisfactory assurances that each of the Portfolio's other major service providers are taking similar steps to correct programming for systems with which the Portfolio interacts.

It is not anticipated that the Portfolio will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000. However, despite the efforts and plans of the Portfolio's service providers, computer systems that are non-compliant could have a material adverse effect on the Portfolio's business, operations or financial condition. In addition, securities prices, and therefore the value of the assets held by the Portfolio, may also be adversely affected if the companies or governmental units or agencies whose securities are held by the Portfolio do not properly process such date-related information.


PORTFOLIO TURNOVER



The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, thereby increasing their tax liability. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio for each of the past five years can be found in the Financial Highlights section of this prospectus.

INFORMATION ABOUT THE TRUST

The Northwest Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.


Although not currently anticipated by the Trust, there may be times in the future when the interests of variable contract owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust portfolio.


MANAGEMENT


The investment advisor for the Portfolio is SAFECO Asset Management Company
(SAM), Two Union Square, 25th Floor, Seattle, WA 98101. SAM has been an advisor to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisors since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.


The Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .74% of the Portfolio's net assets for the year ended December 31, 1998.

The Northwest Portfolio is managed by Bill Whitlow, Vice President of SAM. Mr. Whitlow has served as portfolio manager for the Portfolio and for the SAFECO Northwest Fund since 1997. From 1990 to 1997, he was a principal and director of research for the brokerage firm of Pacific Crest Securities in Seattle, Washington.

FINANCIAL HIGHLIGHTS


The following financial highlights table is intended to help you understand the Northwest Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Northwest Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.



SAFECO RESOURCE SERIES TRUST -- NORTHWEST PORTFOLIO



                                                        YEAR ENDED DECEMBER 31
                                                1998     1997     1996    1995    1994
  NET ASSET VALUE AT BEGINNING OF PERIOD       $ 15.20  $ 12.12  $10.85  $10.24  $ 9.94
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                 (0.05)    0.03    0.08    0.08    0.06
    Net realized and unrealized gain (loss)
    on investments                                0.49     3.73    1.27    0.68    0.30
    Total from investment operations              0.44     3.76    1.35    0.76    0.36
  LESS DISTRIBUTIONS:
    Dividends from net investment income            --    (0.03)  (0.08)  (0.08)  (0.06)
    Distributions from realized gains               --    (0.65)     --   (0.07)     --
    Total distributions                             --    (0.68)  (0.08)  (0.15)  (0.06)
  NET ASSET VALUE AT END OF PERIOD             $ 15.64  $ 15.20  $12.12  $10.85  $10.24
  TOTAL RETURN (A)                                2.89%   31.02%  12.44%   7.42%   3.65%
  NET ASSETS AT END OF PERIOD (000'S OMITTED)  $24,587  $19,795  $9,541  $6,312  $4,564
  RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.96%    0.73%   0.70%   0.71%   0.71%
  RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                 0.99%    0.94%   1.11%   1.18%   1.23%
  RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                             (0.32%)    0.27%   0.78%   0.81%   0.72%
  PORTFOLIO TURNOVER RATE                        46.99%   47.85%  52.20%  21.30%   7.29%



 ++ Prior to 1998, SAFECO Life Insurance Company paid all the expenses of the Portfolio except for investment advisory fees. When net assets exceeded $20 million, the Portfolio was charged for all operating expenses in addition to investment advisory fees.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.

DISTRIBUTIONS AND TAX INFORMATION


The Northwest Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends will be automatically reinvested in shares of the Northwest Portfolio. If you are a variable contract owner, the tax consequences of your investment in the Portfolio depend upon the provisions of the variable annuity or variable life insurance policy through which you invest. You should refer to the prospectus relating to your policy for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.


CALCULATION OF SHARE PRICE


The price of the Northwest Portfolio's shares is based on the Portfolio's net asset value per share (NAV). The NAV is calculated by adding up the value of all the Northwest Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. Your purchase or redemption order will be priced at the next NAV calculated after your order is placed.



To the extent that the Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when shareholders cannot make redemptions because the Portfolio is not open for business. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.



We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.

PURCHASING AND REDEEMING SHARES



Shares of the Portfolio are purchased and redeemed at net asset value. Redemptions will be made by the separate accounts to meet obligations under the variable contracts and by the qualified plans. Variable contract owners and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The board of trustees of the Trust may refuse to sell shares of the Portfolio to any person, or may suspend or terminate the offering of shares of the Portfolio, if such action is required by law or by any regulatory authority or is, in the sole discretion of the trustees, necessary in the best interests of the shareholders of the Portfolio.



In unusual situations we may suspend or delay payment for redemptions. This may happen if:



- The NYSE is closed



- NYSE trading is restricted



- The Securities and Exchange Commission declares an emergency



Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION
                ------------------------------------------------

If you would like more information about the Northwest Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Northwest Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.


You can get free copies of these documents or discuss your questions about the Northwest Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718


You can review and copy the Trust's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.


                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST
                          ---------------------------
                         SMALL COMPANY STOCK PORTFOLIO
                                   PROSPECTUS
                               -----------------
                                 April 30, 1999

     AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


                                     [LOGO]

TABLE OF CONTENTS


                                                                PAGE
A WORD ABOUT THE SMALL COMPANY STOCK PORTFOLIO...........          1

OBJECTIVE................................................          1

PRINCIPAL INVESTMENT STRATEGIES..........................          1

PRINCIPAL RISKS..........................................          2

PERFORMANCE..............................................          2

FEES AND EXPENSES OF THE PORTFOLIO.......................          4

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES
AND RISKS................................................          6

INFORMATION ABOUT THE TRUST..............................          7

MANAGEMENT...............................................          8

FINANCIAL HIGHLIGHTS.....................................          8

DISTRIBUTIONS AND TAX INFORMATION........................          9

CALCULATION OF SHARE PRICE...............................         10

PURCHASING AND REDEEMING SHARES..........................         10


                                      -I-

A WORD ABOUT THE SMALL COMPANY STOCK PORTFOLIO

The Small Company Stock Portfolio is a mutual fund used solely as an investment option for variable annuity or variable life insurance contracts offered by insurance companies or for qualified pension and retirement plans. You should not confuse the Small Company Stock Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, adviser or portfolio manager as this one. The Small Company Stock Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Small Company Stock Portfolio or rely upon information about any other fund in making investment decisions about the Small Company Stock Portfolio.

OBJECTIVE

The Small Company Stock Portfolio seeks long-term growth of capital through investing primarily in small-sized companies.

PRINCIPAL INVESTMENT STRATEGIES

The Small Company Stock Portfolio invests at least 65% of its total assets in common stocks and preferred stocks of small-sized companies with total market capitalization at the time of investment of less than $1 billion.

When selecting stocks for the Portfolio, the manager looks for companies having:

- Long-term appreciation potential based on above-average or improving earnings growth rates

- Attractive relative values

- A policy of reinvesting earnings back into the company rather than paying dividends to shareholders


Typically, the portfolio will be broadly diversified among companies and industries. However certain industry sectors may be more highly represented at times than other sectors as a result of individual stock selection. This may happen if companies within certain sectors exhibit more of the characteristics sought by the manager than companies in other sectors.

The Portfolio may sell stocks if the manager believes that the growth prospects for the company are no longer good or if the company fails to realize its growth potential. The Portfolio will sell stocks that the manager believes have limited growth potential when the stock price reaches a specific target. In addition, the Portfolio may sell or reduce its holdings in companies whose stock prices are too high in relation to their prospects for growth. The Portfolio may also sell stocks if the manager believes there are more attractive opportunities elsewhere or to meet redemptions.


PRINCIPAL RISKS


Loss of money is a risk of investing in the Small Company Stock Portfolio. The value of your investment in the Small Company Stock Portfolio is tied to the prices of the securities in which the Portfolio invests. These prices may fluctuate in response to many factors. The value of the Portfolio may fall if any of the following occurs:



- The earnings of the issuers of the stocks do not meet analysts' expectations or are otherwise disappointing.



- The manager's judgment about the growth potential of the issuers or the relative value of the stocks is incorrect.



- The stock market declines.



- The market does not favor small capitalization stocks or value stocks.



- An event occurs that causes the price of one of the larger positions to decline materially.


Investments in small or newly formed companies involve greater risks than investments in larger, more established issuers, and their securities can be subject to more abrupt and erratic movements in price. Because small-company stocks can be quite volatile, you should invest in the Small Company Stock Portfolio only if you can withstand wide fluctuations in share price.

An investment in the Small Company Stock Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE


The bar chart and table below should help give you a sense of the risks of investing in the Small Company Stock Portfolio by showing you how it has measured against the Russell 2000 Index, a widely recognized unmanaged index of small company stock performance. The bar chart shows how the Small Company Stock Portfolio has performed in 1998, assuming reinvestment of all distributions. The table shows the average annual return for the Small Company Stock Portfolio relative to the Russell 2000 Index. The Portfolio's returns are net of its expenses, but do not reflect any additional fees and expenses that may be deducted by the variable annuity or variable insurance plan or the qualified pension or retirement plan through which you invest. Past performance cannot tell you how the Portfolio will perform in the future. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost.



                   SMALL COMPANY STOCK PORTFOLIO PERFORMANCE


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     RETURN
   PERCENTAGE

1998                 -19.95


The highest quarterly return was 20.68% for the quarter ended March 31, 1998; and the lowest return was -33.79% for the quarter ended September 30, 1998.

                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12/31/98


                                                   COMMENCEMENT
                                                        OF
                                                    OPERATIONS
                                          1 YEAR    (4/30/97)
  Small Company Stock Portfolio           -19.95%     1.66%
  Russell 2000 Index*                     -2.24%      13.97%



  * The Russell 2000 Index is an unmanaged index which consists of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index consists of the 3000 largest U.S. stocks in terms of market capitalization. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only. Performance is based on historical earnings and does not indicate the Portfolio's future performance.

FEES AND EXPENSES OF THE PORTFOLIO



This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



The Small Company Stock Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.


You may incur fees associated with the variable annuity or variable life insurance policy or the qualified pension or retirement plan in which you invest. Please refer to the policy prospectus or plan document for details.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
ASSETS)

The expenses the Small Company Stock Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Small Company Stock Portfolio for the year ended December 31, 1998. The Portfolio's expenses for other years may vary.


  Management Fees                                    .85%
  Distribution (12b-1) Fees                            0%
  Other Expenses*                                    .30%
                                                    ----
  TOTAL ANNUAL FUND OPERATING EXPENSES              1.15%
                                                    ----
                                                    ----



  * The amounts shown are based on the maximum management fee and other expenses for the year. During the fiscal year ended December 31, 1998, SAFECO Asset Management Company ("SAM") paid or reimbursed the Small Company Stock Portfolio's "Other Expenses" which exceeded .10% of the Portfolio's average annual net assets. Therefore, the Portfolio's actual "Total Annual Fund Operating Expenses" for the year ended December 31, 1998 were .95%. SAM has agreed to make such payments or reimbursements until the Portfolio's net assets exceed $20 million, at which time SAM will stop making those payments.

EXAMPLE



This Example is intended to help you compare the cost of investing in the Small Company Stock Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Small Company Stock Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



           1 YEAR   3 YEARS  5 YEARS  10 YEARS
           $117.21  $365.35  $632.97  $1,397.53

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES


In rare circumstances, the Small Company Stock Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Small Company Stock Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.


TEMPORARY DEFENSIVE STRATEGIES


From time to time, the Small Company Stock Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies, in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.


APPLICATION OF INVESTMENT POLICY LIMITATIONS

This prospectus and the Statement of Additional Information describe some of the investment policies used by the Small Company Stock Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Small Company Stock Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with mutual funds is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.


YEAR 2000 ISSUES


The common practice in computer programming of using two digits to identify a year has resulted in what is referred to as the "Year 2000 problem." If not corrected, automated systems could misinterpret or fail to process dates occurring after December 31, 1999. The Portfolio may be adversely affected if the computer systems used by its primary service providers do not properly process date-related information. The Portfolio's investment advisor, distributor and transfer, dividend and shareholder servicing agent are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses, and to obtain satisfactory assurances that each of the Portfolio's other major service providers are taking similar steps to correct programming for systems with which the Portfolio interacts.

It is not anticipated that the Portfolio will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000. However, despite the efforts and plans of the Portfolio's service providers, computer systems that are non-compliant could have a material adverse effect on the Portfolio's business, operations or financial condition. In addition, securities prices, and therefore the value of the assets held by the Portfolio, may also be adversely affected if the companies or governmental units or agencies whose securities are held by the Portfolio do not properly process such date-related information.


PORTFOLIO TURNOVER



The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, thereby increasing their tax liability. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio since inception can be found in the Financial Highlights section of this prospectus.


INFORMATION ABOUT THE TRUST

The Small Company Stock Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of variable contract owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The

Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust portfolio.


MANAGEMENT


The investment advisor for the Small Company Stock Portfolio is SAFECO Asset Management Company (SAM), Two Union Square, 25th Floor, Seattle, WA 98101. SAM has been an advisor to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisors since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.


The Small Company Stock Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .85% of the Portfolio's net assets for the year ended December 31, 1998.

The Small Company Stock Portfolio is managed by Greg Eisen, Assistant Vice President of SAM. Mr. Eisen has served as portfolio manager for the Portfolio and for SAFECO Small Company Stock Fund since 1996. From 1992 to 1996, he served as investment analyst for SAM. From 1986 to 1992, he was a financial analyst for SAFECO Insurance Companies.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.


SAFECO RESOURCE SERIES TRUST -- SMALL COMPANY STOCK PORTFOLIO


                                                           APRIL 30, 1997
                                                           (COMMENCEMENT
                                           YEAR ENDED    OF OPERATIONS) TO
                                          DECEMBER 31       DECEMBER 31
                                              1998              1997
  NET ASSET VALUE AT BEGINNING OF PERIOD      $12.33            $10.00
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)               (0.03)             0.01
    Net realized and unrealized gain
    (loss) on investments                      (2.43)             2.83
    Total from investment operations           (2.46)             2.84
  LESS DISTRIBUTIONS:
    Dividends from net investment income          --             (0.01)
    Distributions from realized gains             --             (0.50)
    Total distributions                           --             (0.51)
  NET ASSET VALUE AT END OF PERIOD             $9.87            $12.33
  TOTAL RETURN(A)                             (19.95)%           28.40%**
  NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                                   $11,780           $10,250
  RATIO OF EXPENSES TO AVERAGE NET
  ASSETS                                        0.95%             0.95%*
  RATIO OF EXPENSES TO AVERAGE NET
  ASSETS BEFORE EXPENSE REIMBURSEMENTS++        1.15%             1.24%*
  RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                           (0.32)%            0.19%*
  PORTFOLIO TURNOVER RATE                      92.14%            47.91%*



  *  Annualized.
 **  Not annualized.
 ++ Currently, SAM pays all the expenses of the Portfolio in excess of .10% of the Portfolio's average annual net assets except for investment advisory fees. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses in addition to investment advisory fees.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.



DISTRIBUTIONS AND TAX INFORMATION


The Small Company Stock Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends will be automatically reinvested in shares of the Small Company Stock Portfolio. If you are a variable contract owner, the tax consequences of your investment in the Portfolio depend upon the provisions of the variable annuity or variable life insurance policy through which you invest. You should refer to the prospectus relating to your policy for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.


CALCULATION OF SHARE PRICE


The price of the Small Company Stock Portfolio's shares is based on the Portfolio's net asset value per share (NAV). The NAV is calculated by adding up the value of all the Small Company Stock Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the fund's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. Your purchase or redemption order will be priced at the next NAV calculated after your order is placed.



To the extent that the Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when shareholders cannot make redemptions because the Portfolio is not open for business. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.



We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.



PURCHASING AND REDEEMING SHARES



Shares of the Portfolio are purchased and redeemed at net asset value. Redemptions will be made by the separate accounts to meet obligations under the variable contracts and by the qualified plans. Variable contract owners and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The board of trustees of the Trust may refuse to sell shares of the Portfolio to any person, or may suspend or terminate the offering of shares of the Portfolio, if such action is required by law or by any regulatory authority or is, in the sole discretion of the trustees, necessary in the best interests of the shareholders of the Portfolio.



In unusual situations we may suspend or delay payment for redemptions. This may happen if:



- The NYSE is closed



- NYSE trading is restricted



- The Securities and Exchange Commission declares an emergency



Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION
                ------------------------------------------------

If you would like more information about the Small Company Stock Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Small Company Stock Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST
                          ---------------------------
                                 BOND PORTFOLIO
                                   PROSPECTUS
                               -----------------
                                 April 30, 1999

     AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


                                     [LOGO]

TABLE OF CONTENTS


                                                                PAGE
A WORD ABOUT THE BOND PORTFOLIO..........................          1

OBJECTIVE................................................          1

PRINCIPAL INVESTMENT STRATEGIES..........................          1

PRINCIPAL RISKS..........................................          2

PERFORMANCE..............................................          3

FEES AND EXPENSES OF THE PORTFOLIO.......................          4

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES
AND RISKS................................................          6

INFORMATION ABOUT THE TRUST..............................          7

MANAGEMENT...............................................          8

FINANCIAL HIGHLIGHTS.....................................          8

DISTRIBUTIONS AND TAX INFORMATION........................          9

CALCULATION OF SHARE PRICE...............................         10

PURCHASING AND REDEEMING SHARES..........................         10


                                      -I-

A WORD ABOUT THE BOND PORTFOLIO


The Bond Portfolio is a mutual fund used solely as an investment option for variable annuity or variable life insurance contracts offered by insurance companies or for qualified pension and retirement plans. You should not confuse the Bond Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as this one. The Bond Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Bond Portfolio or rely upon information about any other fund in making investment decisions about the Bond Portfolio.


OBJECTIVE

The Bond Portfolio seeks to provide as high a level of current income as is consistent with the relative stability of capital.

PRINCIPAL INVESTMENT STRATEGIES


The Bond Portfolio will invest primarily in medium-term debt securities. The Bond Portfolio may invest up to half of its assets in mortgage related securities, including GNMA securities, mortgage pass-through securities issued by governmental and non-governmental issuers and collateralized mortgage obligations (CMOs), that are rated in the top two investment grades by either Standard & Poor's or Moody's. The Bond Portfolio may also invest significantly in debt securities of the following sectors: domestic industrials, domestic utilities, supranationals, Yankee and foreign. The Portfolio may also invest in below investment grade corporate debt securities. The Portfolio may sell a security if the manager is concerned about an issuer's credit risk, if the security becomes fully valued or if a more attractive alternative is available.

PRINCIPAL RISKS

The Bond Portfolio is subject to interest rate risk. Generally, when market interest rates rise the price of the Bond Portfolio's debt securities will fall, and when market interest rates fall the price of the Bond Portfolio's debt securities will rise. In addition, the Bond Portfolio carries risks associated with the following securities:

- GNMA and other mortgage-backed securities. Because the Portfolio must reinvest principal payments it receives from its mortgage-related securities at prevailing interest rates, which may be higher or lower than the current yield of the Portfolio, mortgage-related securities may not be an effective means to lock in long-term interest rates. In addition, during periods of changing interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease overall investment returns.

- Bonds of foreign issuers, including Yankee sector bonds and Eurodollar bonds. In addition to credit risk, market risk and liquidity risk, the risks of foreign bonds include lack of information about foreign issuers, questionable accounting and auditing practices in other countries, difficulty enforcing claims against foreign issuers in the event of default, and the possibility that political, social or other events will disrupt the economy of the foreign country and cause investments in that country to lose money. Yankee sector bonds also carry the risk of nationalization of the issuer, confiscatory taxation by the foreign government and establishment of controls by the foreign government that would inhibit the remittance due to the Bond Portfolio. Eurodollar bonds are subject to the risk that a foreign government might prevent dollar-denominated funds from flowing across its borders. To the extent that the Portfolio owns bonds denominated in foreign currencies, it could lose money as a result of unfavorable currency exchange rates.

- Below investment grade securities. Risks associated with below investment grade securities (commonly referred to as "junk" bonds) include greater volatility, reduced liquidity and a higher risk of default.

- Asset-backed securities. The underlying borrower(s) may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.

Loss of money is a risk of investing in the Bond Portfolio.

This Portfolio may be suitable for you if you want higher current income than a stable-priced money market fund, but greater price stability than a longer-term bond fund.

An investment in the Bond Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE


The bar chart and table below should help give you a sense of the risks of investing in the Bond Portfolio by showing you how performance has changed from year to year and also how it has measured against the Lehman Brothers Govt./Corp. Index, a widely recognized index. The bar chart shows how the Bond Portfolio has performed in each of the last ten years, assuming reinvestment of all distributions. The table shows the average annual return for the Bond Portfolio relative to the Lehman Brothers Govt./Corp. Index. The Portfolio's returns are net of its expenses, but do not reflect any additional fees and expenses that may be deducted by the variable annuity or variable insurance plan or the qualified pension or retirement plan through which you invest. Past performance cannot tell you how the Bond Portfolio will perform in the future. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost.

                           BOND PORTFOLIO PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           11.30
1990            6.57
1991           13.98
1992            6.82
1993           10.55
1994           -2.93
1995           17.87
1996            0.54
1997            8.41
1998            8.90


The highest quarterly return was 6.27% for the quarter ended June 30, 1989; and the lowest return was -3.15% for the quarter ended March 31, 1994.


                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12/31/98


                                     1 YEAR  5 YEARS  10 YEARS
  Bond Portfolio                       8.90%   6.31%     8.05%
  Lehman Brothers Govt./Corp.
  Index*                               9.47%   7.30%     9.33%



  * The Lehman Brothers Govt./Corp. Index is a broad-based bond market index. It is unmanaged and includes dividends. It is generally representative of the securities that comprise the Portfolio, but does not include operating expenses or transaction costs. This index is used for comparison purposes only. Performance is based on historical earnings and does not indicate the Portfolio's future performance.

FEES AND EXPENSES OF THE PORTFOLIO



This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



The Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.


You may incur fees associated with the variable annuity or variable life insurance policy or the qualified pension or retirement plan in which you invest. Please refer to the policy prospectus or plan document for details.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
ASSETS)

The expenses the Bond Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Portfolio for the year ended December 31, 1998. The Portfolio's expenses for other years may vary.


Management Fees                                       .74%
Distribution (12b-1) Fees                               0%
Other Expenses*                                       .24%
Total Annual Fund Operating Expenses                  .98%


  * SAFECO Life Insurance Company ("SAFECO Life") paid or reimbursed all of the Bond Portfolio's "Other Expenses" through June 1998. Under an expense reimbursement agreement between the Trust and SAFECO Life, once the Portfolio's net assets exceeded $20 million, SAFECO Life stopped paying those expenses. The expense table reflects the fees that would have been paid by the Portfolio if the reimbursement agreement had not been in effect during any part of the year.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Bond Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Bond Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



           1 YEAR  3 YEARS  5 YEARS  10 YEARS
           $99.97  $312.13  $541.69  $1,201.36

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES


In rare circumstances, the Bond Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Bond Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.


TEMPORARY DEFENSIVE STRATEGIES


From time to time, the Bond Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies, in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.


APPLICATION OF INVESTMENT POLICY LIMITATIONS

This prospectus and the Statement of Additional Information describe some of the investment policies used by the Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with mutual funds is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

YEAR 2000 ISSUES

The common practice in computer programming of using two digits to identify a year has resulted in what is referred to as the "Year 2000 problem." If not corrected, automated systems could misinterpret or fail to process dates occurring after December 31, 1999. The Portfolio may be adversely affected if the computer systems used by its primary service providers do not properly process date-related information. The Portfolio's investment advisor, distributor and transfer, dividend and shareholder servicing agent are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses, and to obtain satisfactory assurances that each of the Portfolio's other major service providers are taking similar steps to correct programming for systems with which the Portfolio interacts.

It is not anticipated that the Portfolio will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000. However, despite the efforts and plans of the Portfolio's service providers, computer systems that are non-compliant could have a material adverse effect on the Portfolio's business, operations or financial condition. In addition, securities prices, and therefore the value of the assets held by the Portfolio, may also be adversely affected if the companies or governmental units or agencies whose securities are held by the Portfolio do not properly process such date-related information.


PORTFOLIO TURNOVER



The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, thereby increasing their tax liability. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio for each of the past five years can be found in the Financial Highlights section of this prospectus.


INFORMATION ABOUT THE TRUST

The Bond Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.


Although not currently anticipated by the Trust, there may be times in the future when the interests of variable contract owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust portfolio.


MANAGEMENT


The investment advisor for the Bond Portfolio is SAFECO Asset Management Company
(SAM), Two Union Square, 25th Floor, Seattle, WA 98101. SAM has been an advisor to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisors since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.


The Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .74% of the Portfolio's net assets for the year ended December 31, 1998.

The Bond Portfolio is managed by Michael Hughes, Assistant Vice President of SAM. Mr. Hughes has served as portfolio manager for the Portfolio and for SAFECO Managed Bond Fund since 1997. From 1995 to 1996, he was Vice President and a portfolio manager for First Interstate Capital Management Company, and from 1988 to 1995 he was Vice President and portfolio manager for First Interstate Bank of California.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.


SAFECO RESOURCE SERIES TRUST -- BOND PORTFOLIO


                                                         YEAR ENDED DECEMBER 31
                                                1998     1997     1996     1995     1994
  NET ASSET VALUE AT BEGINNING OF PERIOD       $ 11.04  $ 10.75  $ 11.31  $ 10.20  $ 11.12
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                         0.50     0.61     0.62     0.71     0.59
    Net realized and unrealized gain (loss)
    on investments                                0.49     0.29    (0.56)    1.11    (0.92)
    Total from investment operations              0.99     0.90     0.06     1.82    (0.33)
  LESS DISTRIBUTIONS:
    Dividends from net investment income         (0.50)   (0.61)   (0.62)   (0.71)   (0.59)
    Distributions from realized gains            (0.12)      --       --       --       --
    Total distributions                          (0.62)   (0.61)   (0.62)   (0.71)   (0.59)
  NET ASSET VALUE AT END OF PERIOD             $ 11.41  $ 11.04  $ 10.75  $ 11.31  $ 10.20
  TOTAL RETURN(A)                                 8.90%    8.41%    0.54%   17.87%   (2.93%)
  NET ASSETS AT END OF PERIOD (000'S OMITTED)  $30,117  $17,881  $15,991  $14,257  $13,361
  RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.83%    0.74%    0.73%    0.72%    0.72%
  RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                 0.98%    0.90%    0.87%    0.94%    0.89%
  RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                      5.50%    5.75%    5.64%    6.50%    5.53%
  PORTFOLIO TURNOVER RATE                       164.82%  151.43%  140.90%   77.93%  147.22%



 ++ Prior to 1998, SAFECO Life Insurance Company paid all the expenses of the Portfolio except for investment advisory fees. When net assets exceeded $20 million, the Portfolio was charged for all operating expenses in addition to investment advisory fees.
(A) Total return would have been lower had certain expenses not been reduced during the periods shown.



DISTRIBUTIONS AND TAX INFORMATION

The Bond Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). The Portfolio declares dividends each business day and capital gains on the last business day of each year. All dividends will be automatically reinvested in shares of the Bond Portfolio. If you are a variable contract owner, the tax consequences of your investment in the Portfolio depend upon the provisions of the variable annuity or variable life insurance policy through which you invest. You should refer to the prospectus relating to your policy for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.


CALCULATION OF SHARE PRICE


The price of the Bond Portfolio's shares is based on the Portfolio's net asset value per share (NAV). The NAV is calculated by adding up the value of all the Bond Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. Your purchase or redemption order will be priced at the next NAV calculated after your order is placed.



To the extent that the Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when shareholders cannot make redemptions because the Portfolio is not open for business. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.



We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.



PURCHASING AND REDEEMING SHARES



Shares of the Portfolio are purchased and redeemed at net asset value. Redemptions will be made by the separate accounts to meet obligations under the variable contracts and by the qualified plans. Variable contract owners and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The board of trustees of the Trust may refuse to sell shares of the Portfolio to any person, or may suspend or terminate the offering of shares of the Portfolio, if such action is required by law or by any regulatory authority or is, in the sole discretion of the trustees, necessary in the best interests of the shareholders of the Portfolio.



In unusual situations we may suspend or delay payment for redemptions. This may happen if:



- The NYSE is closed



- NYSE trading is restricted



- The Securities and Exchange Commission declares an emergency



Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION
                ------------------------------------------------

If you would like more information about the Bond Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http:// www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST
                          ---------------------------
                             MONEY MARKET PORTFOLIO
                                   PROSPECTUS
                               -----------------
                                 April 30, 1999

     AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


                                     [LOGO]

TABLE OF CONTENTS


                                                                PAGE
A WORD ABOUT THE MONEY MARKET PORTFOLIO..................          1

OBJECTIVE................................................          1

PRINCIPAL INVESTMENT STRATEGIES..........................          1

PRINCIPAL RISKS..........................................          2

PERFORMANCE..............................................          2

FEES AND EXPENSES OF THE PORTFOLIO.......................          3

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES
AND RISKS................................................          5

INFORMATION ABOUT THE TRUST..............................          6

MANAGEMENT...............................................          7

FINANCIAL HIGHLIGHTS.....................................          7

DISTRIBUTIONS AND TAX INFORMATION........................          8

CALCULATION OF SHARE PRICE...............................          9

PURCHASING AND REDEEMING SHARES..........................          9


                                      -I-

A WORD ABOUT THE MONEY MARKET PORTFOLIO


The Money Market Portfolio is a mutual fund used solely as an investment option for variable annuity or variable life insurance contracts offered by insurance companies or for qualified pension and retirement plans. You should not confuse the Money Market Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as this one. The Money Market Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Money Market Portfolio or rely upon information about any other fund in making investment decisions about the Money Market Portfolio.


OBJECTIVE

The Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.

PRINCIPAL INVESTMENT STRATEGIES

The Money Market Portfolio will purchase only high-quality securities having minimal credit risk. The Portfolio will purchase only securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

The Money Market Portfolio may invest in:

- Commercial paper of both domestic and foreign issuers

- Negotiable and non-negotiable certificates of deposit, bankers' acceptances and other short-term obligations of U.S. and foreign banks

- Repurchase agreements

- Variable and floating rate instruments

- U.S. government securities

- Corporate bonds

- Mortgaged-backed and other asset-backed securities

- When-issued securities

The Portfolio may sell a security if the manager is concerned about an issuer's credit risk or if a more attractive alternative is available.


PRINCIPAL RISKS


The Money Market Portfolio's yield will fluctuate with short-term interest rates. The performance of the Portfolio may suffer if any of the following occurs:



- The issuer or guarantor of a security owned by the Portfolio defaults, becomes insolvent, has its credit rating downgraded by a rating agency, or experiences a credit deterioration.



- Interest rates increase suddenly or sharply.



- The value of foreign securities held by the Portfolio declines because of political instability, government actions, or the lack of available information about the issuers.



- The manager's judgment about the relative values of the securities selected for the Portfolio is incorrect.


An investment in the Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio may be suitable for you if you seek maximum safety and stability of principal.

PERFORMANCE

The bar chart and table below should help give you a sense of the risks of investing in the Money Market Portfolio by showing you how performance has changed from year to year and by showing you how the Money Market Portfolio's performance compares over time. The bar chart shows how the Money Market Portfolio has performed in each of the last ten years, assuming reinvestment of all distributions. The table shows the average annual return for the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect any additional fees and expenses that may be deducted by the variable annuity or variable insurance plan or the qualified pension or retirement plan through which you invest. Past performance cannot tell you how the Portfolio will perform in the future.

                       MONEY MARKET PORTFOLIO PERFORMANCE


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989            9.70
1990            7.86
1991            5.67
1992            3.26
1993            2.61
1994            3.65
1995            5.56
1996            4.94
1997            5.08
1998            4.95


The highest quarterly return was 2.69% for the quarter ended December 31, 1989; and the lowest return was .64% for the quarter ended June 30, 1993.


                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12/31/98


                                                             7-DAY YIELD (PERIOD ENDED
                                1 YEAR  5 YEARS   10 YEARS      DECEMBER 31, 1998)
  Money Market Portfolio        4.95%    4.83%     5.31%               3.39%



You may obtain the most current 7-day yield information for the Portfolio by calling 1-800-426-8061.



FEES AND EXPENSES OF THE PORTFOLIO



This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



The Money Market Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.

You may incur fees associated with the variable annuity or variable life insurance policy or the qualified pension or retirement plan in which you invest. Please refer to the policy prospectus or plan document for details.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
ASSETS)

The expenses the Money Market Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Money Market Portfolio for the year ended December 31, 1998. The Portfolio's expenses for other years may vary.


Management Fees                                       .65%
Distribution (12b-1) Fees                               0%
Other Expenses*                                       .24%
Total Annual Fund Operating Expenses                  .89%


  * SAFECO Life Insurance Company ("SAFECO Life") paid or reimbursed all of the Money Market Portfolio's "Other Expenses" through April 1998. Under an expense reimbursement agreement between the Trust and SAFECO Life, once the Portfolio's net assets exceeded $20 million, SAFECO Life stopped making those payments. The expense table reflects the fees that would have been paid by the Portfolio if the reimbursement agreement had not been in effect during any part of the year.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



           1 YEAR  3 YEARS   5 YEARS   10 YEARS
           $90.83  $283.84  $  493.04  $1,096.08

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES


In rare circumstances, the Money Market Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Money Market Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.


TEMPORARY DEFENSIVE STRATEGIES


From time to time, the Money Market Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies, in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.


APPLICATION OF INVESTMENT POLICY LIMITATIONS

This prospectus and the Statement of Additional Information describe some of the investment policies used by the Money Market Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Money Market Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with mutual funds is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

YEAR 2000 ISSUES

The common practice in computer programming of using two digits to identify a year has resulted in what is referred to as the "Year 2000 problem." If not corrected, automated systems could misinterpret or fail to process dates occurring after December 31, 1999. The Portfolio may be adversely affected if the computer systems used by its primary service providers do not properly process date-related information. The Portfolio's investment advisor, distributor and transfer, dividend and shareholder servicing agent are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses, and to obtain satisfactory assurances that each of the Portfolio's other major service providers are taking similar steps to correct programming for systems with which the Portfolio interacts.

It is not anticipated that the Portfolio will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000. However, despite the efforts and plans of the Portfolio's service providers, computer systems that are non-compliant could have a material adverse effect on the Portfolio's business, operations or financial condition. In addition, securities prices, and therefore the value of the assets held by the Portfolio, may also be adversely affected if the companies or governmental units or agencies whose securities are held by the Portfolio do not properly process such date-related information.

INFORMATION ABOUT THE TRUST

The Money Market Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.


Although not currently anticipated by the Trust, there may be times in the future when the interests of variable contract owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust portfolio.

MANAGEMENT


The investment advisor for the Money Market Portfolio is SAFECO Asset Management Company (SAM), Two Union Square, 25th Floor, Seattle, WA 98101. SAM has been an advisor to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisors since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.


The Money Market Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .65% of the Portfolio's net assets for the year ended December 31, 1998.

The Money Market Portfolio is managed by Naomi Urata, Assistant Vice President of SAM. Ms. Urata has served as portfolio manager for the Portfolio and for SAFECO Money Market Fund since 1994. She has been an investment analyst for SAM since 1993. From 1990 to 1992 she was Cash Manager for The Seattle Times.

FINANCIAL HIGHLIGHTS


The following financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO RESOURCE SERIES TRUST -- MONEY MARKET PORTFOLIO


                                                        YEAR ENDED DECEMBER 31
                                                1998     1997     1996     1995    1994
  NET ASSET VALUE AT BEGINNING OF PERIOD       $  1.00  $  1.00  $  1.00  $ 1.00  $ 1.00
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                         0.04     0.05     0.05    0.05    0.04
  LESS DISTRIBUTIONS:
    Dividends from net investment income         (0.04)   (0.05)   (0.05)  (0.05)  (0.04)
  NET ASSET VALUE AT END OF PERIOD                1.00  $  1.00  $  1.00  $ 1.00  $ 1.00
  TOTAL RETURN (A)                                4.95%    5.08%    4.94%   5.56%   3.65%
  NET ASSETS AT END OF PERIOD (000'S OMITTED)  $27,623  $17,757  $12,493  $8,719  $9,315
  RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.81%    0.64%    0.62%   0.62%   0.63%
  RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                 0.89%    0.81%    0.90%   0.87%   0.87%
  RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                      4.87%    4.97%    4.86%   5.32%   3.63%



 ++ Prior to 1998, SAFECO Life Insurance Company paid all the expenses of the Portfolio except for investment advisory fees. When net assets exceeded $20 million, the Portfolio was charged for all operating expenses in addition to investment advisory fees.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.

DISTRIBUTIONS AND TAX INFORMATION



The Money Market Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). The Portfolio declares dividends each business day. All dividends will be automatically reinvested in shares of the Money Market Portfolio. If you are a variable contract owner, the tax consequences of your investment in the Portfolio depend upon the provisions of the variable annuity or variable life insurance policy through which you invest. You should refer to the prospectus relating to your policy for information about taxes. Dividends made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

CALCULATION OF SHARE PRICE



The price of the Money Market Portfolio's shares is based on the Portfolio's net asset value per share (NAV). The NAV is calculated by adding up the value of all the Money Market Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. Your purchase or redemption order will be priced at the next NAV calculated after your order is placed.



To the extent that the Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when shareholders cannot make redemptions because the Portfolio is not open for business. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.


Like most money market funds, the Portfolio values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps the Portfolio maintain a stable $1.00 share price.


PURCHASING AND REDEEMING SHARES



Shares of the Portfolio are purchased and redeemed at net asset value. Redemptions will be made by the separate accounts to meet obligations under the variable contracts and by the qualified plans. Variable contract owners and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The board of trustees of the Trust may refuse to sell shares of the Portfolio to any person, or may suspend or terminate the offering of shares of the Portfolio, if such action is required by law or by any regulatory authority or is, in the sole discretion of the trustees, necessary in the best interests of the shareholders of the Portfolio.



In unusual situations we may suspend or delay payment for redemptions. This may happen if:



- The NYSE is closed



- NYSE trading is restricted

- The Securities and Exchange Commission declares an emergency



Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION
                ------------------------------------------------

If you would like more information about the Money Market Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Money Market Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Money Market Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.


                    Investment Company Act File No. 811-4717

                                       PART B


                             SAFECO RESOURCE SERIES TRUST

                                   Growth Portfolio
                                   Equity Portfolio
                                 Northwest Portfolio
                            Small Company Stock Portfolio
                                    Bond Portfolio
                                Money Market Portfolio

                         STATEMENT OF ADDITIONAL INFORMATION

                                    APRIL 30, 1999
                                       --------

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectuses, each dated April 30, 1999, of the Portfolios listed above (collectively, the "Portfolios"). Certain financial statements for the Portfolios and the reports thereon of Ernst & Young LLP, independent auditors, are incorporated into this Statement by reference to each Portfolio's Annual Report for the year ended December 31, 1998. A copy of each Portfolio's Annual Report accompanies this Statement. Copies of the Portfolios' Prospectuses and additional copies of the Portfolios' Annual Reports may be obtained by calling 1-800-624-5711 or by writing SAFECO Securities, Inc., 10865 Willows Road NE, Redmond, WA 98052.

Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts, and may also be offered directly to qualified pension and retirement plans ("Qualified Plans"). The Participating Insurance Companies and the Qualified Plans may or may not make all Portfolios described in this Statement available for investment.

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . 3
CHARACTERISTICS OF THE TRUST'S SHARES. . . . . . . . . . . . . . . . . . . 3
FUNDAMENTAL INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . . 4
NON-FUNDAMENTAL INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . 6
ADDITIONAL INVESTMENT INFORMATION. . . . . . . . . . . . . . . . . . . . . 11
PRINCIPAL SHAREHOLDERS OF THE PORTFOLIOS . . . . . . . . . . . . . . . . . 20
CALCULATION OF SHARE PRICE . . . . . . . . . . . . . . . . . . . . . . . . 20
ADDITIONAL PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . 22
TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . . 25
INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . . . . . . . 29
BROKERAGE PRACTICES. . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
DISTRIBUTIONS AND TAX INFORMATION. . . . . . . . . . . . . . . . . . . . . 32
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . 34

DESCRIPTION OF THE TRUST

Each Portfolio is a series of SAFECO Resource Series Trust (the "Trust"), an open-end management investment company, and is a diversified series of the Trust. The Trust was formed as a Massachusetts business trust, by Trust Instrument filed July 1, 1986, and was reorganized as a Delaware business trust on September 30, 1993, under a Trust Instrument dated May 13, 1993.

The Trust offers its shares through six diversified portfolios: the Growth Portfolio, Equity Portfolio, Northwest Portfolio, Small Company Stock Portfolio ("Small Company Portfolio"), Bond Portfolio and Money Market Portfolio. The Trust may issue an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series of shares of the Trust without the approval of shareholders. The Portfolios offer only a single, no-load, class of shares.

CHARACTERISTICS OF THE TRUST'S SHARES

RESTRICTIONS ON RETAINING OR DISPOSING OF SHARES

There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, except in the event that the Trust or any of its Portfolios is terminated in the future as a result of reorganization or liquidation and distribution of assets.

SHAREHOLDER OBLIGATIONS AND LIABILITIES

Under Delaware law, the shareholders of the Trust will not be personally liable for the obligations of the Trust or any Portfolio of the Trust. A shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio of the Trust contain a statement that such obligation may only be enforced against the assets of the Trust or the Portfolio of the Trust and generally provides for indemnification out of the Trust's or the Portfolio's property of any shareholder nevertheless held personally liable for the Trust's or a Portfolio's obligations, respectively.

DIVIDEND RIGHTS

Shareholders of a Portfolio are entitled to receive any dividends or other distributions declared for that Portfolio. With respect to distributions, no shares have priority or preference over any other shares of the same Portfolio. Distributions will be made from the assets of a Portfolio, and will be paid ratably to all shareholders of the Portfolio according to the number of shares of such Portfolio held by shareholders on the record date.

VOTING RIGHTS

Shareholders are entitled to vote on any matter that (i) concerns an amendment to the Trust Instrument that would affect the voting rights of shareholders,
(ii) requires a shareholder vote under the Investment Company Act of 1940 (the "1940 Act") or any other applicable law, (iii) is submitted to them by the Trustees in their discretion. The 1940 Act requires a shareholder vote in certain circumstances, including to elect Trustees if the number of Trustees that have been elected by shareholders falls below a majority, to make a material change to the Trust's investment advisory agreement, and to change any fundamental policy of the Trust. On any matter submitted to a vote of shareholders, all shares of the Portfolios of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Portfolio except for matters concerning only a Portfolio. The holders of each share of a Portfolio of the Trust shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Portfolio of the Trust may not bear the same economic relationship to the Trust as shares
of another Portfolio of the Trust.   Voting rights are non-cumulative and cannot
be modified without a majority vote of shareholders.

Variable contract owners will be able to vote on matters presented to a vote of shareholders of the Trust through the pass through of voting rights held by the participating insurance companies, which will solicit voting instructions from variable contract owners when a matter is presented to a vote of shareholders. See the separate account prospectus for the variable contract for more information regarding the pass-through of these voting rights.

The participants in qualified plans have no pass-through voting rights. The trustees of such plans, or, in certain cases, a named fiduciary or an investment manager, will vote the shares held by the qualified plans.

LIQUIDATION RIGHTS

In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable Portfolio of the Trust.

PREEMPTIVE RIGHTS

Shareholders have no preemptive rights.

CONVERSION RIGHTS

Shareholders have no conversion rights.

REDEMPTION PROVISIONS

The provisions for redemption of Trust shares are set forth in the current prospectus relating to the applicable variable annuity or variable life insurance contract, or in the plan document relating to the applicable plan and elsewhere in this Statement.

SINKING FUND PROVISIONS

The Trust has no sinking fund provisions.

CALLS OR ASSESSMENTS

The shares are fully paid and non-assessable.

FUNDAMENTAL INVESTMENT POLICIES

The investment policies of the Portfolios are summarized in each Portfolio's Prospectus and described in this Statement of Additional Information. If a policy's percentage limitation is adhered to immediately after and as a result of an investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Portfolio complies with the applicable limitation (except to the extent the change may impact a Portfolio's borrowing limit).

Each Portfolio's fundamental policies may not be changed without the approval of a majority of its outstanding voting securities as defined in the 1940 Act. For purposes of such approval, the vote of a majority of the outstanding voting securities of a Portfolio means the vote, at a meeting of the shareholders of such Portfolio duly called, (i) of 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) of more than 50% of the outstanding voting securities, whichever is less.

FUNDAMENTAL INVESTMENT POLICIES OF THE GROWTH, EQUITY, NORTHWEST, BOND AND MONEY MARKET PORTFOLIOS

Each of the Growth Portfolio, Equity Portfolio, Northwest Portfolio, Bond Portfolio and Money Market Portfolio will NOT:

1. Invest more than five percent (5%) of any Portfolio's total assets in the securities of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities), except (i) with respect to the Growth, Equity, Northwest, Bond and Money Market Portfolios, up to twenty-five percent (25%) of the value of each Portfolio's assets (not including securities issued by another investment company) may be invested without regard to this limit and (ii) with respect to the Bond and Money Market Portfolios, up to one hundred percent (100%) of total assets may be invested in obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies and instrumentalities) if such purchase would cause more than ten percent (10%) of any class of securities of such issuer to be held by a Portfolio.

3.   a.   With respect to the Growth, Equity, Northwest and Money Market
          Portfolios, concentrate its investments in particular industries and in no event will the respective Portfolio invest twenty-five (25%) or more of its assets in any one industry. Securities of foreign banks and foreign branches of U.S. banks are considered to be one industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to certificates of deposit or bankers' acceptances issued by domestic banks.

     b. With respect to the Bond Portfolio, invest more than twenty-five percent (25%) of its assets in securities of issuers in the same industry. This restriction does not apply to mortgage-related securities or to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

4. Invest more than five percent (5%) of the total assets of any Portfolio in securities of issuers which with their predecessors have a record of less than three years continuous operation.

5. Make loans to others, except through the purchase of publicly-distributed debt obligations or repurchase agreements.

6. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to a Portfolio from commercial banks, and then only for temporary or emergency purposes and not for investment purposes, and in an amount not exceeding five percent (5%) of a Portfolio's assets at the time of borrowing.

7. Make short sales (sales of securities not presently owned) or purchase securities on margin, except where the Trust has at the time of the sale by virtue of its ownership in other securities the right to obtain securities equivalent in kind and amount to the securities sold and except for such short-term credits as are necessary for the clearance of transactions, respectively.

8. Purchase or retain the securities of any issuer any of whose officers, directors or security holders is an officer or trustee of the Trust if, or so long as, any such officer or trustee owns beneficially more than one-half (1/2) of one percent (1%) of such securities and the officers or trustees of the Trust, together own beneficially more than five percent (5%) of such securities.

9. Invest in commodities or commodity futures contracts or in real estate, except the Trust may invest in securities which are secured by real estate and securities which are of issuers which invest in or deal in real estate.

10. Underwrite securities issued by others, except to the extent that the Trust may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

11.  Issue or sell any senior security.

12. Purchase from or sell portfolio securities to any officer or director, the Trust's investment advisor, principal underwriter or any affiliates or subsidiaries thereof.

FUNDAMENTAL INVESTMENT POLICIES OF THE SMALL COMPANY STOCK PORTFOLIO ("SMALL COMPANY PORTFOLIO")

The Small Company Portfolio will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Small Company Portfolio's total assets would be invested in the securities of such issuer or the Small Company Portfolio would own or hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Small Company Portfolio may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Small Company Portfolio that come to exceed this amount shall be reduced within three business days to the extent necessary to comply with the 33 1/3% limit. "Business Day" means any day the New York Stock Exchange is open for trading;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Small Company Portfolio may be deemed an underwriter under federal securities laws;

4. Issue senior securities, except as permitted under the 1940 Act, the rules or regulations promulgated thereunder or pursuant to a no-action letter or an exemptive order issued by the Securities and Exchange Commission;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Small Company Portfolio's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Small Company Portfolio may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.   Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the principal investment strategies described in the Prospectus, each Portfolio has adopted the non-fundamental policies described below that may be changed by the Trust's Board of Trustees without shareholder approval.

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE GROWTH, EQUITY, NORTHWEST, BOND AND MONEY MARKET PORTFOLIOS

1. A Portfolio may not participate on a joint or joint and several basis in any trading account in securities, except that a Portfolio may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

2. A Portfolio may not purchase securities with unlimited liability, I.E., securities for which the holder may be assessed for amounts in addition to the subscription or other price paid for the security.

3. The Equity, Bond and Money Market Portfolios may not purchase or sell put or call options or combinations thereof.

4. The Growth and Northwest Portfolios may not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of the Portfolio's aggregate investment in such classes of securities would exceed 5% of its total assets.

5. A Portfolio may not invest in oil, gas or other mineral exploration or development programs or in arbitrage transactions.

6. A Portfolio may not trade in foreign exchange, except as may be necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

7. A Portfolio may not enter into a repurchase agreement for longer than seven days, except that the Money Market Portfolio may invest up to 10% of its net assets in repurchase agreements that mature in more than 7 days.

8. A Portfolio may not purchase the securities of any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. A Portfolio will not invest more than ten percent (10%) of its total assets in shares of other investment companies, invest more than five percent (5%) of its total assets in a single investment company nor purchase more than three percent (3%) of the outstanding voting securities of a single investment company. The Trust's investment advisor will waive its advisory fees for assets invested in other investment companies.

9. The Trust's Growth, Equity, Northwest and Bond Portfolios may purchase as temporary investments for their cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the limitations in subparagraph 8 above), repurchase agreements (subject to the limitations in subparagraph 7 above) or any other short-term instrument that the Trust's investment adviser deems appropriate.

     Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Group ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moodys") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa or higher by Moody's.

10. While the Trust will not engage primarily in trading in the Growth, Equity, Northwest and Bond Portfolios for the purpose of short-term profits, it may at times make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment procedures. The Trust will dispose of securities whenever it is deemed advisable without regard to the length of time the securities have been held.

11. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which at the time of purchase are rated in the highest rating category by at least two nationally recognized rating organizations or, if rated by only one organization, are rated in the highest category by that organization, and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks.

12. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which at the time of purchase are split-rated (i.e. rated in the highest category by one nationally recognized rating organization and the second highest category by at least one other such organization), are rated in the second highest rating category by at least two nationally recognized rating organizations or, if rated by only one organization are rated in the second highest category by that organization and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks. However, the Money Market Portfolio may invest no more than five percent (5%) of total assets in these securities and may invest only the greater of $1 million or one percent (1%) of total assets in such securities from the same issuer.

13. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which are unrated if such securities are determined to be comparable in quality to securities rated as described in paragraphs 11 and 12 and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks. The Money Market Portfolio will invest no more than twenty percent (20%) of total assets in unrated securities which in the opinion of SAFECO Asset Management Company ("SAM") are comparable to securities in the highest rating category. Purchases of unrated securities which in SAM's opinion are comparable to split-rated securities are subject to the five percent (5%) and one percent (1%) limitations described in paragraph 12.

14. Subject to the maturity requirements stated in the Money Market Portfolio's investment objective and the quality and credit risk requirements set forth in paragraphs 11-13, the Money Market Portfolio may purchase the following types of securities:

       a.   Commercial paper obligations.

       b. Negotiable and non-negotiable time deposits and certificates of deposit, bankers' acceptances and other short-term debt obligations of banks. The Money Market Portfolio will not invest in any security issued by a commercial bank unless (a) the bank has total assets of at least $1 billion or the equivalent in other currencies or, in the case of United States banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal sum of such investment is insured in full by the Federal Deposit Insurance Corporation (FDIC), (b) in the case of a United States bank, it is a member of the FDIC, and (c) in the case of a foreign bank, the security is in the opinion of management of an investment quality comparable with other debt securities which may be purchased by the Money Market Portfolio. These limitations do not prohibit investment in securities issued by foreign branches of U.S. banks, provided the U.S. banks meet the foregoing requirements.

       c. Corporate obligations such as publicly-traded bonds, debentures and notes.

15. The Trust may not invest more than five percent (5%) of the net assets of the Growth, Equity and Northwest Portfolios in warrants valued at the lower of cost or market. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the five percent (5%) limitation.

16.  A Portfolio will not issue long-term debt securities.

17. A Portfolio will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

18. The Growth Portfolio will normally invest a preponderance of assets in common stocks selected primarily for potential appreciation. The Northwest Portfolio will invest primarily in shares of common stock selected primarily for potential appreciation that have been issued by Northwest companies. In determining these common stocks which have the potential for long-term growth, the Trust's investment adviser will evaluate the issuer's financial strength, quality of management and earnings power.

19. The Northwest Portfolio may occasionally invest in securities convertible into common stock when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Portfolio.

20. The Equity Portfolio may invest up to ten percent (10%) of its total assets in shares of real estate investment trusts ("REITs"). The Growth and Northwest Portfolios may invest up to five percent (5%) of their total assets in shares of real estate investment trusts ("REITs").

21. The Equity Portfolio may invest up to 5% of total assets in closed-end investment companies and investment trusts (other than REITS).

22. The Equity Portfolio may purchase fixed-income securities in accordance with business and financial conditions.

23. The Bond and Money Market Portfolios may invest up to 10% of total assets in restricted securities eligible for resale under Rule 144A ("Rule 144A securities"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

24. The Growth, Equity and Northwest Portfolios may invest in Rule 144A securities, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Growth, Equity and Northwest Portfolios may each invest up to 10% of their respective total assets in 144A securities that are illiquid.

25. The Growth, Equity, Northwest and Money Market Portfolios of the Trust may not purchase foreign securities, unless at the time thereof, such purchase would not cause more than five percent (5%) of the total assets of a Portfolio (taken at market value) to be invested in foreign securities. This restriction does not apply to the Bond Portfolio.

WHILE THE TRUST CAN INVEST IN THE TYPES OF SECURITIES OR ENGAGE IN THE PRACTICES WHICH FOLLOW IF THE APPLICABLE LIMITATIONS ARE MET, IT HAS NO PRESENT INTENTION TO DO SO IN THE COMING YEAR.

26. A Portfolio may not pledge, mortgage or hypothecate portfolio securities, except that to secure borrowings permitted by the fundamental policy on borrowing, a Portfolio may pledge securities having a market value at the time of the pledge not exceeding ten percent (10%) of the Portfolio's net assets.

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE SMALL COMPANY PORTFOLIO

1. The Small Company Portfolio will not make short sales (sales of securities not presently owned), except where the Portfolio has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold;

2. The Small Company Portfolio will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter;

3. The Small Company Portfolio will not invest in oil, gas or other mineral exploration, development programs or leases;

4. The Small Company Portfolio will not invest more than 5% of its net assets in warrants. Warrants acquired by the Portfolio in units or attached to securities are not subject to the 5% limit;

5. The Small Company Portfolio will not invest more than 10% of its total assets in real estate investment trusts, nor will the Portfolio invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Portfolio's net assets;

6. The Small Company Portfolio will not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margin;

7. The Small Company Portfolio may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Portfolio will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding;

8. The Small Company Portfolio will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

9. The Small Company Portfolio will not make loans to any person, firm or corporation, but the purchase by the Portfolio of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Portfolio, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section;

10. The Small Company Portfolio will not purchase or retain the securities of any issuer if, to the knowledge of the Portfolio's management, the officers and Trustees of the Trust and the officers and directors of the investment adviser to the Portfolio (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer;

11. The Small Company Portfolio may invest in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Portfolio may invest up to 10% of its total assets in 144A securities that are illiquid.

12. The Small Company Portfolio shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Portfolio may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held;

13. The Small Company Portfolio will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Portfolio's total assets to be invested in the securities of such companies;

14. The Small Company Portfolio will not purchase puts, calls, straddles, spreads or any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; and

15. The Small Company Portfolio will not purchase or sell commodities or commodity contracts.

ADDITIONAL INVESTMENT INFORMATION

The Portfolios may make some or all of the following investments, among others, although they may not buy all of the types of securities that are described.


1. CLOSED-END INVESTMENT COMPANIES AND INVESTMENT TRUSTS (GROWTH AND EQUITY PORTFOLIOS)

The Growth and Equity Portfolios may invest in closed-end investment companies and investment trusts.

2. RESTRICTED SECURITIES AND RULE 144A SECURITIES (GROWTH, EQUITY, NORTHWEST AND SMALL COMPANY PORTFOLIOS (COLLECTIVELY, THE "STOCK PORTFOLIOS"))

The Stock Portfolios may each invest in restricted securities eligible for resale under Rule 144A ("Rule 144A securities"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees. Restricted securities may be sold only in offerings registered under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in restricted securities may increase the Portfolio's illiquidity to the extent that qualified institutional buyers or other buyers become unwilling, for a time, to purchase the securities. As a result, the Portfolio may not be able to sell these securities when its investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

3.  REPURCHASE AGREEMENTS (ALL PORTFOLIOS)

Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. A Portfolio maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.

Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Portfolio if the other party to a repurchase agreement becomes bankrupt. Each Portfolio intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimum credit risks in accordance with guidelines established by the Trust's Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the general supervision of the Board of Trustees.

The Portfolios may invest in qualified repurchase agreements, but (other than the Money Market Portfolio) and will not purchase repurchase agreements that mature in more than seven days. The Money

Market Portfolio will invest no more than 10% of net assets in repurchase agreements that mature in more than seven days.

4.  ILLIQUID SECURITIES (ALL PORTFOLIOS)

Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. The Portfolios do not intend to purchase illiquid securities but the market for some securities may become illiquid following purchase by a Portfolio. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities pursuant to guidelines adopted by the Trust's Board of Trustees.

5.  WARRANTS (STOCK PORTFOLIOS ONLY)

A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges.

Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Portfolio could lose all of its principal investment in the warrant.

A Portfolio will invest in a warrant only if the Portfolio has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Portfolio will purchase the warrant only if it is attached to a security in which the Portfolio has authority to invest. In all cases, a Portfolio will purchase warrants only after SAM determines that, in its opinion, the exercise price for the underlying common stock is likely to be achieved within the required time-frame and that an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

The Stock Portfolios may each invest up to 5% of net assets in warrants.

6.  REAL ESTATE INVESTMENT TRUSTS (EQUITY AND SMALL PORTFOLIOS)

Real estate investment trusts ("REITs") purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial tax treatment by distributing at least 95% of their taxable income. If a REIT were unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and distributions to its shareholders would not be deductible by it in computing its taxable income.

REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cashflow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally there is a greater risk associated with REITs which are highly leveraged.

The Equity and Small Company Stock Portfolios may each invest up to 10% of total assets in REITS.

7.  CONVERTIBLE SECURITIES (STOCK PORTFOLIOS)

Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

The Stock Portfolios may invest (in the case of the Equity Portfolio, up to 35% of its total assets) in convertible securities. The Equity Portfolio may invest in convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The Northwest and Small Company Stock Portfolios may invest in convertible securities when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Northwest Portfolio. The Equity and Northwest Portfolios may purchase convertible securities which are investment grade, i.e., rated in the top four categories by either Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Moody's deems securities rated in the fourth category (Baa) to have speculative characteristics. The Equity and Northwest Portfolios may retain a convertible security that is down-graded to below investment grade after purchase. The Equity Portfolio will not hold more than 3% of its total assets in bonds that go into default on the payment of principal and interest after purchase. The Small Company Stock Portfolio may invest in convertible corporate bonds that are rated below investment grade ("high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of the Portfolio's net assets will be invested in such securities. Below investment grade bonds are speculative and involve greater investment risks than investment grade bonds due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy. During periods of economic uncertainty or change, the market prices of below investment grade bonds may experience increased volatility. Below investment grade bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds.

8. YANKEE DEBT SECURITIES AND EURODOLLAR BONDS (GROWTH, EQUITY, NORTHWEST, BOND AND MONEY MARKET PORTFOLIOS ONLY)

The Yankee Sector is made up of securities issued in the U.S. by foreign issuers. These bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. These bonds also are subject to risks that may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the remittance of amounts due a Portfolio, lack of comparable publicly-available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, it may not always be able to do so.

Eurodollar Bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and are denominated in U.S. dollars. Eurodollar bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Eurodollar Bonds issued by foreign issuers are also subject to the same risks as Yankee Sector bonds.

9.   MORTGAGE-BACKED SECURITIES (BOND  AND MONEY MARKET PORTFOLIOS ONLY)

Unlike conventional bonds, the principal with respect to mortgage-backed securities is paid back over the life of the loan rather than at maturity. Consequently, the Portfolio will receive monthly scheduled payments of both principal and interest. In addition, the Portfolio may receive unscheduled prepayments on the underlying mortgages. Since the Portfolio must reinvest scheduled and unscheduled principal payments at prevailing interest rates and such interest rates may be higher or lower than the current yield of the Portfolio's portfolio, mortgage-backed securities may not be an effective means to lock in long-term interest rates. In addition, while prices of mortgage-backed securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

The rate of interest payable on collateralized mortgage obligation ("CMO") classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. There is the risk that the Portfolio may fail to recover any premium it pays due to market conditions and/or mortgage prepayments. A Portfolio will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.

Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates - I.E., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics.

10. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES (MONEY MARKET AND SMALL COMPANY PORTFOLIOS ONLY)

Under this procedure, a Portfolio agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Portfolio prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Portfolio bears the risk of such fluctuation from the date of purchase. A Portfolio may dispose of its interest in those securities before delivery.

11.  SHORT-TERM INVESTMENTS (STOCK PORTFOLIOS AND BOND PORTFOLIO)

The Stock Portfolios and the Bond Portfolio may hold cash or invest temporarily in high-quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements under those circumstances where they have cash to manage for a short-term time period, for example, after receiving proceeds from dividend distributions or the sale of portfolio securities, or as a defensive measure when, in the investment adviser's opinion, business or economic conditions warrant. Certificates of deposit must be issued by banks or savings and loan associations which have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation in which case the Portfolio will limit its investment to the statutory insurance coverage.

12.  FOREIGN SECURITIES (ALL PORTFOLIOS)

Foreign securities are securities issued in and traded in foreign markets and contain greater risks (including currency risk) than securities issued in and traded in U.S. markets. The Growth, Equity, Northwest and Money Market Portfolios may not purchase foreign securities, unless at the time thereof, such purchase would not cause more than five percent (5%) of the total assets of a Portfolio (taken at market value) to be invested in foreign securities. The Money Market Portfolio may purchase dollar-denominated commercial paper issued in the U.S. by foreign entities. The Small Company Portfolio may invest up to 10% of its total assets (taken at market value) in foreign securities. The Bond Portfolio may invest up to 30% of its total assets (taken at market value) in foreign securities. Foreign investments involve sovereign risk, which includes the possibility of adverse local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent currency from being sold). Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
There is generally less publicly available information about issuers of foreign securities as compared to U.S. issuers. Many foreign companies are not subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign issuers are less liquid and more volatile than securities of U.S. issuers. Financial markets on which foreign securities trade are generally subject to less governmental regulation as compared to U.S. markets. Foreign brokerage commissions and custodian fees are generally higher than those in the United States.

13. ASSET-BACKED SECURITIES (GROWTH, EQUITY, NORTHWEST, BOND AND MONEY MARKET PORTFOLIOS ONLY)

Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as (but not limited to) consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. These securities may be supported by credit enhancements such as letters of credit. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. Repossessed collateral may be unavailable or inadequate to support payments on defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.

Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are generally guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities. Competitive and general economic factors and an accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.

14. OPTIONS ON EQUITY SECURITIES (GROWTH, NORTHWEST AND SMALL COMPANY PORTFOLIOS ONLY)

The Growth, Northwest and Small Company Portfolios may purchase and write (i.e., sell) covered call options. A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price.

The Portfolios will write call options on stocks only if they are covered, and such options must remain covered so long as a Portfolio is obligated as a writer. A call option is "covered" only if at the time the Portfolio writes the call, the Portfolio holds on a share-for-share basis the same security as the call written. A Portfolio must maintain such security in its portfolio from the time the Portfolio writes the call option until the option is exercised, terminated or expires. The Portfolios' use of options on equity securities is subject to certain special risks including the risk that the market value of the security will move adversely to the Portfolio's option position.

The Portfolios may effect "closing purchase transactions." If a Portfolio, as a writer of an option, wishes to terminate the obligation, it may effect a closing purchase transaction by buying an option of the same series as the option previously written. A Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Portfolio. There is no guaranty that closing purchase transactions can be effected.

The Portfolios' use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Portfolio's option position. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options. If a Portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange can include any of the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.

The Portfolios, under normal conditions, will not write a call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Portfolio's net assets. The Portfolios will not purchase an option if, as a result thereof, its aggregate investment in options would exceed 5% of its total assets.

15.  OPTIONS ON STOCK INDICES  (GROWTH, NORTHWEST AND SMALL COMPANY PORTFOLIOS
     ONLY)

The Growth, Northwest and Small Company Portfolios may purchase put and call options on stock indices. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

The Portfolios do not intend to invest more than 5% of their net assets at any one time in the purchase of puts and calls on stock indices. The Portfolios may effect "closing sale transactions," whereby a Portfolio may liquidate its position in an option it holds by selling an option of the same series as the option previously purchased. A Portfolio will realize a profit from a closing transaction if the price of the transaction is more than the premium paid to purchase the option. There is no guaranty that closing sale transactions can be effected.

Investment in options on stock indices will be subject to the same risks as investment in options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Portfolios would not be able to close out options that they had purchased and, if restrictions on exercise were imposed, a Portfolio might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. The Portfolios generally will select stock indices that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability of the Portfolios to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. The Portfolios will not purchase any index option contract unless and until the Portfolios' investment adviser believes the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

There are other special risks involved in purchasing put and call options on stock indices. If a Portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

16.  COMMERCIAL PAPER AND CERTIFICATES OF DEPOSIT (SMALL COMPANY PORTFOLIO ONLY)

In making temporary investments in commercial paper and certificates of deposit, the Portfolio will adhere to the following guidelines:

     a) Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or Prime-1 or Prime-2 by Moody's Investors Services, Inc. ("Moody's") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

     b) Certificates of deposit ("CDs") must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation ("FDIC").

17.  CONTINGENT VALUE RIGHTS (SMALL COMPANY PORTFOLIO ONLY)

A contingent value right ("CVR") is a right issued by a corporation that takes on a pre-established value if the underlying common stock does not attain a target price by a specified date. Generally, a CVR's value will be the difference between the target price and the current market price of the common stock on the target date. If the common stock does attain the target price by the date, the CVR expires without value. CVRs may be purchased and sold as part of the underlying common stock or separately from the stock. CVRs may also be issued to owners of the underlying common stock as the result of a corporation's restructuring.

18.  SOVEREIGN DEBT OBLIGATIONS (SMALL COMPANY PORTFOLIO ONLY)

Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

19.  INDEXED SECURITIES (STOCK PORTFOLIOS)

Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities or other financial indicators. Indexed securities generally are debt securities whose value at maturity or interest rate is determined by reference to a specific instrument or statistic. Currency-indexed securities generally are debt securities whose maturity values or interest rates are determined by reference to values of one or more specified foreign currencies. Currency-indexed securities may be positively or negatively indexed; I.E., their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of different foreign securities relative to each other.

The performance of an indexed security depends largely on the performance of the security, currency or other instrument to which they are indexed. Performance may also be influenced by interest rate changes in the United States and foreign countries. Indexed securities additionally are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.

20.  SHORT SALES AGAINST THE BOX (SMALL COMPANY PORTFOLIO ONLY)

The Portfolio may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Portfolio owns an equal amount of such securities or an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"). If the Portfolio engages in short sales against the box, it will incur transaction costs.

21.  BELOW INVESTMENT GRADE BONDS (BOND PORTFOLIO)

The Bond Portfolio may invest up to 20% of its assets in below investment grade bonds (commonly referred to as "high-yield" or "junk" bonds). Certain additional risks are associated with these bonds. Yields on below investment grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds which primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment grade bonds may experience financial difficulties which adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load which in turn might cause a Portfolio to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact the Portfolio's ability to dispose of the bonds as well as make valuation of the bonds more difficult. Because there tend to be fewer investors in below investment grade bonds, it may be difficult for the Portfolio to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

22.  FIXED-INCOME SECURITIES (EQUITY PORTFOLIO)

The Equity Portfolio may purchase fixed-income securities in accordance with business and financial conditions.

23.  BONDS AND OTHER DEBT SECURITIES (SMALL COMPANY PORTFOLIO)

The Small Company Stock Portfolio may invest in bonds and other debt securities that are rated investment grade by Moody's or S&P, or unrated bonds determined by SAM to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by Moody's and BBB by S&P) and comparable unrated bonds have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer. After purchase by the Portfolio, a corporate bond may be downgraded or, if unrated, may cease to be comparable to a rated security. Neither event will require the Portfolio to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Portfolio should continue to hold the security in its portfolio. In the event that 35% or more of the Portfolio's net assets is held in securities rated below investment grade due to a downgrade of one or more corporate bonds, SAM will engage in an orderly disposition of such securities to the extent necessary to ensure that the Portfolio's holdings of such securities remain below 35% of the Portfolio's net assets.

24.  SECURITIES OF UNSEASONED ISSUERS (SMALL COMPANY PORTFOLIO)

The Small Company Stock Portfolio may invest up to 5% of its total assets in securities of unseasoned issuers. Unseasoned issuers are those companies which, together with any predecessors, have been in operation for less than three years.

25.  AMERICAN DEPOSITARY RECEIPTS (ADRs) (STOCK PORTFOLIOS)

The Stock Portfolios may each invest in American Depositary Receipts (ADRs), which represent securities issued by a foreign issuer. ADRs are registered receipts evidencing ownership of an underlying foreign security. They are typically issued in the United States by a bank or trust company. ADRs involve risks in addition to risks normally associated with securities issued by domestic issuers, including the possibility of adverse political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and there may be less public or less current information about their operations. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank or trust company, or that such information in the U.S. market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the U.S. bank or trust company issuer.

PRINCIPAL SHAREHOLDERS OF THE PORTFOLIOS

At March 31, 1999 SAFECO Life Insurance Company ("SAFECO Life") controlled each of the Portfolios. At such date it owned of record the following percentages of the outstanding shares of the Portfolios listed:


Equity             89.90%
Growth             80.64%
Northwest          87.02%
Bond                 100%
Money Market       88.90%
Small Company      57.93%


At March 31, 1999, SAM owned 12.98% of the Northwest Portfolio's outstanding shares and 42.07% of the Small Company Portfolio's outstanding shares. At March 31, 1999, SAFECO Corporation owned 11.10% of the Money Market Portfolio's outstanding shares.


SAFECO Life and SAM are Washington corporations and wholly owned subsidiaries of SAFECO Corporation. SAFECO Corporation is also a Washington corporation and has its principal place of business at SAFECO Plaza, Seattle, WA 98185. SAFECO Life has its principal place of business at 15411 N.E. 51st Street, Redmond, WA 98052. SAM has its principal place of business at Two Union Square, 25th Floor, Seattle, WA 98101.


Control persons of a Portfolio may control the outcome of a shareholder vote. SAFECO Life, like other participating insurance companies who own shares of a Portfolio, will solicit voting instructions from variable contract owners with respect to any matters that are presented to a vote of shareholders. See "CHARACTERISTICS OF THE TRUST'S SHARES--Voting Rights."


At March 31, 1999, AUL Group Retirement Annuity Separate Account II, whose address of record is P.O. Box 1995, Indianapolis, IN 46206, owned of record 8.68% of the Growth Portfolio's outstanding shares, and IL Annuity, whose address of record is 2960 N. Meridian Street, Indianapolis, IN 46208, owned of record 5.51% of the Growth Portfolio's outstanding shares. AUL Group Retirement Annuity Separate Account II is controlled by American United Life, and IL Annuity is controlled by Indianapolis Life Annuity and Insurance Company.

CALCULATION OF SHARE PRICE

The net asset value per share of each of the Portfolios (other than the Money Market Portfolio) is determined by subtracting the liabilities of the Portfolio from its assets, and dividing the result by the number of outstanding shares. Net asset value per share is computed as of the close of regular trading of the New York Stock Exchange (normally 1:00 p.m. Pacific time) each day that the Exchange is open for trading.

The Stock Portfolios generally value their portfolio securities at the last-reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case they shall be valued at the last reported bid price. Securities traded over-the-counter are valued at the last sale price, unless there is no reported sale price, in which case the last reported bid price will be used. Portfolio securities that trade on a stock exchange and over-the-counter are valued according to the broadest and most representative market. Securities not traded on a national exchange are valued based on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between securities. Valuations of portfolio securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Some of the Portfolios may invest from time to time in foreign securities. Trading in foreign securities will generally be substantially completed each day at various times prior to the close of the NYSE. The values of any such securities are determined as of such times for purposes of computing the Portfolios' net asset value. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Foreign portfolio securities are valued on the basis of quotations from the primary market in which they trade. The value of foreign securities are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if values have been materially affected by events occurring after the close of a foreign market, the security will be valued at fair value as determined in good faith by the investment advisor under procedures established by and under general supervision of the Trust's Board of Trustees.

Options that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange. Forward contracts are valued at the current cost of covering or offsetting such contracts.

For the Bond Portfolio, securities are valued based on consideration of information with respect to transactions in similar securities, quotations from dealers, and various relationships between securities. Valuations of the Bond Portfolio's portfolio securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

The portfolio instruments of the Money Market Portfolio are valued on the basis of amortized cost. The valuation of the Money Market Portfolio securities based upon its amortized cost and the maintenance of its net asset value per share at $1.00 is permitted pursuant to Rule 2a-7 under the 1940 Act. Pursuant to that rule, the Money Market Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of 397 days or less and invest only in securities determined by SAM under guidelines adopted by the Board of Trustees to be of high quality with minimal credit risks. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price-per-share as computed for the purpose of sales and redemptions at $1.00. These procedures include a review of the Portfolio's holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Portfolio's net asset value per share, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing contract owners. In the event the Board of Trustees determines that such a deviation exists, it will take such corrective action as it regards as necessary and appropriate, including, but not limited to: selling portfolio investments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing the net asset value per share by using available market quotations.


The principal risk associated with the Money Market Portfolio is that it may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Money Market Portfolio's yield will fluctuate with general money market interests rates.

Short-term debt securities held by each Portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value up until the 61st day prior to maturity. All other securities and assets held by the Portfolios will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

ADDITIONAL PERFORMANCE INFORMATION

GROWTH, EQUITY, NORTHWEST, BOND AND SMALL COMPANY PORTFOLIOS

The yield for the 30-day period ended December 31, 1998 for the Bond Portfolio was 4.71%

Yield is computed using the following formula:

                               a-b    6
                  Yield =  2 [(--- +1)  - 1]
                               cd

    Where:     a  = dividends and interest earned during the period

               b  = expenses accrued for the period (net of reimbursements)

               c  = the average daily number of shares outstanding during the period that were entitled to receive dividends

               d  = the maximum offering price per share on the last day of the period

The total returns, expressed as a percentage, for the one-year, five-year, and ten-year periods ended December 31, 1998 for the Equity and Bond Portfolios were as follows:


Portfolio         1 Year         5 Year        10 Year
Equity            24.89%        172.65%        475.96%
Bond               8.90%         35.81%        116.82%


The total returns, expressed as a percentage, for the one-year, five-year (if applicable) and since effective date periods ended December 31, 1998 for the Growth, Northwest and Small Company Portfolios were as follows:



Portfolio             1 Year            5 Year             Since Effective    # of Months           Effective Date
                                                              Date
Growth                1.83%             206.75%               313.29%             71                January 7, 1993
Northwest             2.89%              68.79%                67.87%             71                January 7, 1993
Small Company       -19.95%               N/A                   2.78%             20                 April 30, 1997


The average annual total returns, expressed as a percentage, for the one-, five- and ten-year periods ended December 31, 1998 for the Equity and Bond Portfolios were as follows:

Portfolio           1 Year              5 Year              10 Year
Equity              24.89%              22.21%              19.13%
Bond                 8.90%               6.31%               8.05%


The average annual total returns, expressed as a percentage, for the one-year, five-year (if applicable) and since effective date periods ended December 31, 1998 for the Growth, Northwest and Small Company Portfolios were as follows:



Portfolio             1 Year            5 Year             Since Effective    # of Months           Effective Date
                                                              Date
Growth                1.83%             25.13%                27.10%              71                 January 7, 1993
Northwest             2.89%             11.04%                 9.15%              71                 January 7, 1993
Small Company       -19.95%               N/A                  1.66%              20                  April 30, 1997




The total return is computed using the following formula:

                ERV-P
           T = -------  X 100
                  P

The average annual total return is computed using the following formula:

                      --------
                      n
                  A =(  \/ ERV/P  - 1) x 100


             Where:   T   =  total return

                      A   =  average annual total return

                      n   =  number of years

                      ERV = ending redeemable value of a hypothetical $1,000 investment at the end of a specified period of time

                      P   =  a hypothetical initial investment of $1,000


In making the above calculations, all dividends and capital-gain distributions are assumed to be reinvested at the respective Portfolio's NAV on the reinvestment date.

MONEY MARKET PORTFOLIO:

The yield and effective yield for the Money Market Portfolio of the Trust for the 7-day period ended December 31, 1998, were 3.39% and 3.44%, respectively.

Yield is computed using the following formula:

                   (x-y) -z                             365
         Yield =  [------  ]  = Base Period Return  X  -----
                     y                                   7

     Where:   x  = value of one share at the end of a 7-day period

              y  = value of one share at the beginning of a 7-day
                   period ($1.00)

              z  = capital changes during the 7-day period, if any

Effective yield is computed using the following formula:

    Effective yield = [(Base Period Return + 1)  365/7 ] -1

During periods of declining interest rates, the Money Market Portfolio's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the Money Market Portfolio would be able to obtain a somewhat higher yield than would result if the Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.


In addition to performance figures, the Portfolios may advertise their rankings as calculated by independent rating services that monitor mutual funds' performance (E.G., CDA Investment Technologies, Lipper Analytical Services, Inc., Morningstar, Inc., and Wiesenberger Investment Companies Service). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general. In addition, the Portfolios may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets. The Portfolios may also describe in their advertisements the methodology used by rating services to arrive at Portfolio ratings. In addition, the Portfolios may also advertise individual measurements of Portfolio performance published by the rating services, including but not limited to a Portfolio's beta, standard deviation, and price earnings ratio.


The Portfolios may occasionally reproduce articles or portions of articles about the Portfolios written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, MONEY Magazine, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS Magazine, NEWSWEEK, PENSIONS & INVESTMENTS, RUCKEYSER'S MUTUAL FUNDS, TELESWITCH, TIME Magazine, U.S. NEWS AND WORLD REPORT, YOUR MONEY and the WALL STREET JOURNAL).


Each Portfolio may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment adviser (SAM), the investment advisor's parent company (SAFECO Corporation) or the SAFECO Family of Funds, (iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage a Portfolio, the research methodologies underlying securities selection and a Portfolio's investment objective and (iv) information about particular securities held by a Portfolio.

From time to time, each Portfolio may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Portfolio's investment style (including, but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

In addition, each Portfolio may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and how the portfolio manager will or has addressed such conditions. Each Portfolio also may provide information on how much certain investments would return over time.


Each Stock Portfolio may compare its performance against the following unmanaged indices that (unless otherwise noted in the advertisement) assume reinvestment of dividends:


     AMEX (AMERICAN STOCK EXCHANGE) MAJOR MARKET INDEX - Price weighted (high-priced issues have more influence than low-priced issues) average of 20 Blue Chip stocks.


     DOW JONES INDUSTRIAL AVERAGE - Price weighted average of 30 actively traded Blue Chip stocks.


     NASDAQ PRICE INDEX - Market value weighted (impact of a component's price change is proportionate to the overall market value of the issue) index of approximately 3500 over-the-counter stocks traded on the Nasdaq.


     S & P 500 COMPOSITE STOCK PRICE INDEX - Market value weighted index of 500 stock's most of which are listed on the New York Stock Exchange with some listed on the American Stock Exchange and Nasdaq.


     WILSHIRE 5000 EQUITY INDEX - Market value weighted index of approximately 5000 stocks including all stocks on the New York and American Stock Exchanges.


     MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - Market value weighted index of approximately 1200 companies located throughout the world.


     RUSSELL 2000 INDEX - The 2000 smallest firms in the Russell 3000 Index which is composed of the 3000 largest companies in the United States as measured by capitalization.


PERFORMANCE INFORMATION AND QUOTED RATINGS ARE INDICATIVE ONLY OF PAST PERFORMANCE AND ARE NOT INTENDED TO REPRESENT FUTURE INVESTMENT RESULTS.

TRUSTEES AND OFFICERS

The Trust's Board of Trustees oversees the management of the Trust, chooses the officers of the Trust, monitors the performance of the officers, and sets the strategic direction and policies of the Trust.



  Name, Address and Age            Position(s) Held with the Trust          Principal Occupations(s) During Past 5 Years
  ---------------------            -------------------------------          --------------------------------------------
Boh A. Dickey*                        Chairman and Trustee                  President, Chief Operating Officer, and Director of
SAFECO Plaza                                                                SAFECO Corporation.  Previously, Executive Vice
Seattle,  WA  98185                                                         President and Chief Financial Officer.  He has been an
(54)                                                                        executive officer of SAFECO Corporation subsidiaries
                                                                            since 1982.  See table under "Investment Advisory and
                                                                            Other Services."

Barbara J. Dingfield                  Trustee                               Director of Community Affairs for Microsoft
Microsoft Corporation                                                       Corporation, Redmond,


                                       25


                                                                            Washington, a computer software company; former
One Microsoft Way                                                           Director and Executive Vice President of Wright
Redmond,  WA  98052                                                         Runstad & Co., Seattle, Washington, a real estate
(53)                                                                        development company; Director of First SAFECO
                                                                            National Life Insurance Company of New York; Board
                                                                            Chair of United Way of King County; Board of Managers
                                                                            of Swarthmore College.

David F. Hill*                        President Trustee                     President of SAFECO Securities, Inc. and SAFECO
10865 Willows Road NE                                                       Services Corporation; Senior Vice President of SAFECO
Redmond, WA  98052                                                          Asset Management Company.  See table under "Investment
(50)                                                                        Advisory and Other Services."

Richard W. Hubbard                    Trustee                               Retired Vice President and Treasurer of the Trust and
1270 NW Blakely Ct.                                                         other SAFECO Trusts; retired Senior Vice President and
Seattle,  WA   98177                                                        Treasurer of SAFECO Corporation; former President of
(69)                                                                        SAFECO Asset Management Company; Director of First
                                                                            SAFECO National Life Insurance Company of New York;
                                                                            Member of Diocese of Olympia Investment Committee.

Richard E. Lundgren                   Trustee                               Director of Marketing and Customer Relations, Building
764 S. 293rd Street                                                         Materials Distribution, Weyerhaeuser Company, Tacoma,
Federal Way, WA  98032                                                      Washington, a forest products company; Director of
(61)                                                                        First SAFECO National Life Insurance Company of New
                                                                            York.

Larry L. Pinnt                        Trustee                               Retired Vice President and Chief Financial Officer,
1600 Bell Plaza,                                                            U.S. WEST Communications, Seattle, Washington, a
Room 1802                                                                   telephone company; Chairman of the University of
Seattle, WA  98191                                                          Washington


                                       26


(64)                                                                        Medical Center Board, Seattle, Washington;
                                                                            Director of Cascade Natural Gas Corporation, Seattle,
                                                                            Washington; Director of First SAFECO National Life
                                                                            Insurance Company of New York; a Treasurer of Cancer
                                                                            Care Alliance, Seattle, Washington.

John W. Schneider                     Trustee                               President of Wallingford Group, Inc., Seattle,
1808 N. 41st St.                                                            Washington, a company consulting on the
Seattle, WA  98103                                                          acquisition/disposition and development of real
(57)                                                                        estate; former President of Emerald Development Group,
                                                                            Inc., Seattle, Washington; Director of First SAFECO
                                                                            National Life Insurance Company of New York.

Neal Fuller                           Vice President Controller             Vice President, Controller, Assistant Secretary and
10865 Willows Road NE                 Assistant Secretary                   Treasurer of SAFECO Securities, Inc. and SAFECO
Redmond,  WA  98052                                                         Services Corporation; Vice President, Controller,
(36)                                                                        Secretary and Treasurer of SAFECO Asset Management
                                                                            Company.  See table under "Investment Advisory and
                                                                            Other Services."

Ronald L. Spaulding                   Vice President Treasurer              Chairman of SAFECO Asset Management Company; Treasurer
Two Union Square                                                            and Chief Investment Officer of SAFECO Corporation;
Seattle, WA  98101                                                          Director and Vice President of SAFECO Insurance
(55)                                                                        Companies; Director, Vice President and Treasurer of
                                                                            First SAFECO National Life Insurance Company of New
                                                                            York; former Senior Portfolio Manager of SAFECO
                                                                            insurance companies and Portfolio


                                       27


                                                                            Manager for SAFECO mutual funds.  See table under
                                                                            "Investment Advisory and Other Services."

David H. Longhurst                    Assistant Controller                  Assistant Controller of SAFECO Securities, Inc.,
10865 Willows Road NE                                                       SAFECO Services Corporation and SAFECO Asset
Redmond, WA   98052                                                         Management Company; former Accounting Manager of
(41)                                                                        SAFECO Asset Management Company; former Senior Manager
                                                                            with Ernst & Young LLP, an independent accounting
                                                                            firm.

Stephen D. Collier                    Assistant Secretary                   Assistant Secretary of SAFECO Asset Management
SAFECO Plaza                                                                Company, SAFECO Securities, Inc. and SAFECO Services
Seattle, WA  98185                                                          Corporation. He has been an executive officer of
(46)                                                                        SAFECO Corporation and subsidiaries since 1991.


*Trustees who are interested persons as defined by the 1940 Act.

At March 31, 1999, none of the Trustees or officers of the Trust owned shares of any series of the Trust.

Each Trustee and officer of the Trust holds the same position(s) with five other registered open-end, management investment companies that have, in the aggregate, nineteen series companies managed by SAM.

                                 COMPENSATION TABLE
                            FOR THE FISCAL YEAR ENDING
                                 DECEMBER 31, 1998


                                                                                                         Total Compensation From
                          Aggregate                   Pension or Retirement                              Registrant and Fund
                          Compensation                Benefits Accured As      Estimated Annual          Complex Paid to
Trustee                   from Regisrant              Part of Fund Expenses    Benefits Upon Retirement  Trustees


                                        28


Boh A. Dickey             N/A                         N/A                      N/A                       N/A

Barbara J. Dingfield      $7,056                      N/A                      N/A                       $30,375

David F. Hill             N/A                         N/A                      N/A                       N/A

Richard W. Hubbard        $6,621                      N/A                      N/A                       $28,500

Richard E. Lundgren       $7,056                      N/A                      N/A                       $30,375

Larry L. Pinnt            $7,056                      N/A                      N/A                       $30,375

John W. Schneider         $7,056                      N/A                      N/A                       $30,375




Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust.

INVESTMENT ADVISORY AND OTHER SERVICES

SAM, SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly-owned subsidiaries of SAFECO Corporation, which owns operating subsidiaries in various segments of insurance and other financially related businesses. SAFECO Securities is the principal underwriter and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent for each Portfolio under agreements with the Trust.

The following individuals have the following positions and offices with the Trust, SAM, SAFECO Securities and SAFECO Services:




                                                                                    SAFECO                   SAFECO
Name                          Trust                      SAM                        Securities               Services
----                          -----                      ---                        ----------               --------
B. A. Dickey                  Chairman                                                                       Director
                              Trustee


                                       29


D. F. Hill                    President                  Senior                     President                President
                              Trustee                    Vice                       Director                 Director
                                                         President                  Secretary                Secretary
                                                         Director

N. A. Fuller                  Vice                       Vice                       Vice                     Vice
                              President                  President                  President                President
                              Controller                 Controller                 Controller               Controller
                              Assistant                  Secretary                  Assistant                Assistant
                              Secretary                  Treasurer                  Secretary                Secretary
                                                                                    Treasurer                Treasurer

R. L. Spaulding               Vice                       Chairman                   Director                 Director
                              President                  Director
                              Treasurer

S. C. Bauer                                              President
                                                         Director

D. H. Longhurst               Assistant                  Assistant                  Assistant                Assistant
                              Controller                 Controller                 Controller               Controller

S.D. Collier                  Assistant                  Assistant                  Assistant                Assistant
                              Secretary                  Secretary                  Secretary                Secretary



Mr. Dickey is President, Chief Operating Officer and a Director of SAFECO Corporation, and Mr. Spaulding is Treasurer and Chief Investment Officer of SAFECO Corporation. Messrs. Dickey and Spaulding are also directors and officers of other SAFECO Corporation subsidiaries.

In connection with its investment advisory contract with the Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of the Trust and each Portfolio that include furnishing office facilities, books, records and personnel to manage the Trust's and each Portfolio's affairs and paying certain expenses.


The Trust Instrument of the Trust provides that the Trust will indemnify its Trustees and its officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement, by a majority of a quorum of Trustees who are neither interested persons of the Trust nor are parties to the proceeding, based upon a review of readily available facts (rather than a trial-type inquiry), or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


SAM also serves as the investment advisor for other investment companies in addition to the Portfolios. Several of these investment companies have investment objectives similar to those of certain Portfolios. It is therefore possible that the same securities will be purchased for both a Portfolio and another investment company advised by SAM. When two or more funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the officers of the funds involved to be equitable to each fund. It is expected that the opportunity to participate in volume transactions will produce better executions and prices for a fund, generally. In some cases, the price of a security allocated to one fund may be higher or lower than the price of a security allocated to another fund.

For the services and facilities furnished by SAM, the Trust has agreed to pay an annual fee of .74% for the Growth, Equity, Northwest and Bond Portfolios, .85% for the Small Company Portfolio and .65% for the Money Market Portfolio computed on the basis of the average market value of the net assets of each Portfolio ascertained each business day and paid monthly. During its last three fiscal years, the Trust paid SAM the following investment advisory fees for each
Portfolio:

     Investment Advisory Fees Paid to SAM


                                        Years Ended
                    ----------------------------------------------------
                    December 31,        December 31,        December 31,
Portfolio              1998                 1997                1996
---------           ------------        ------------        ------------
Equity              $3,502,000          $2,429,000          $1,488,000
Bond                $  169,000          $  120,000          $  113,000
Northwest           $  173,000          $  104,000          $   56,000
Growth              $2,363,000          $1,227,000          $  519,000
Money Market        $  154,000          $  108,000          $   63,000


The Trust paid investment advisory fees for the Small Company Portfolio of $109,000 for the year ended December 31, 1998 and $40,000 for the period April 30, 1997 (effective date) to December 31, 1997.

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02170 is the custodian of the securities and cash of each Portfolio under an agreement with the Trust. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104 is the independent auditor which audits the financial statements of the Trust.

SAFECO Services, 10865 Willows Road NE, Redmond, WA 98052, is the transfer, dividend, and distribution disbursement and shareholder servicing agent for each Portfolio under an agreement with the Trust. SAFECO Services is responsible for all required transfer agent activity, including maintenance of records for each Portfolio's shareholders, records of transactions involving each Portfolio's shares and the compilation, distribution, or reinvestment of income dividends or capital gains distributions. SAFECO Services is not compensated by the Trust or the Portfolios for these services.

SAFECO Securities, 10865 Willows Road NE, Redmond, WA 98052, is the principal underwriter for each Portfolio. SAFECO Securities is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Trust has entered into a distribution agreement with SAFECO Securities under which SAFECO Securities shall distribute each Portfolio's shares on a continuous best efforts basis. SAFECO Securities is not compensated by the Trust or the Portfolios for underwriting, distribution or other activities.

BROKERAGE PRACTICES

Brokers typically charge commissions or mark-ups/mark-downs to effect securities transactions. The Portfolios may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. Brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. In most international markets, commission rates are not negotiable and may be higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

SAM determines the broker/dealers through whom securities transactions for the Portfolios are executed. SAM may select a broker/dealer who may receive a commission for portfolio transactions exceeding the amount another broker/dealer would have charged for the same transaction if SAM determines that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the broker/dealer, viewed in terms of either that particular transaction or SAM's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by SAM. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Research services come in the form of written reports, telephone conversations between brokerage security analysts and members of SAM's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office.

Research services are used in advising all accounts, including accounts advised by related persons of SAM, and not all such services are necessarily used by SAM in connection with the specific account that paid commissions to the broker/dealer providing such services. SAM does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures.

The overall reasonableness of broker commissions paid is evaluated periodically. Such evaluation includes review of what competing broker/dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

The following table states the total amount of brokerage expenses for the Portfolios listed for the fiscal years ending December 31, 1998, 1997, and 1996 respectively:



                                        Years Ended
                    ----------------------------------------------------
                    December 31,        December 31,        December 31,
Portfolio              1998                 1997                1996
---------           ------------        ------------        ------------
Equity                $327,000            $302,000            $314,000
Northwest             $ 18,000            $ 17,000            $  8,000
Growth                $462,000            $313,000            $135,000


The brokerage expenses for the Small Company Portfolio were $32,000 for the year ended December 31, 1998 and $11,000 for the period from April 30, 1997 (effective date) to December 31, 1997.

Because the portfolio securities purchased and sold by the Bond and Money Market Portfolios are traded on a principal basis, no commission is charged.

DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

The Portfolios will receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Portfolios' net investment income, substantially all of which will be declared as dividends to the Portfolios' shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans).

Any per-share dividend or distribution paid by a Portfolio reduces the Portfolio's net asset value per share on the date paid by the amount of the dividend or distribution per share. Dividends and other distributions will generally be made in the form of additional shares of the Portfolios.

INFORMATION ON DIVIDENDS FOR THE MONEY MARKET PORTFOLIO


Because the Money Market Portfolio intends to hold its portfolio securities to maturity and expects that most of its portfolio securities will be valued at their amortized cost, realized gains or losses should not be a significant factor in the computation of net income. If, however, in an unusual circumstance, the Money Market Portfolio experiences a realized gain or loss, shareholders of that Portfolio could receive an increased, reduced, or no dividend for a period of time. In such an event, the Board of Trustees would consider whether to adhere to its present dividend policy or to revise it in light of the then-prevailing circumstances.

TAX INFORMATION

Each Portfolio is treated as a separate corporation for federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) ("Distribution Requirement") and must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"). Each Portfolio intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

If a Portfolio fails to meet the requirements for qualification as a regulated investment company in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

Each Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on December 31 (by election) of that year, plus certain other amounts.

The excess of net long-term capital gains over net short-term capital loss realized by a Portfolio on portfolio transactions, when distributed by the Portfolio, is subject to long-term capital gains treatment under the Code, regardless of how long the Participating Insurance Company or Qualified Plan has held the shares of the Portfolio. Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares.

The Trust and the Portfolios intend to comply with the requirements of Section 817(h) of the Internal Revenue Code and related regulations, including certain diversification requirements that are in addition to the diversification requirements of Subchapter M and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of variable contracts to the full extent of appreciation under the contracts.

Shares of a Portfolio underlying variable contracts that comply with the requirements of Section 817(h) and related regulations will generally be treated as owned by the insurance company and not by the owners of variable contracts. In that case, income derived from the appreciation in shares of the Portfolio would not be currently taxable to the owners of variable contracts. Owners of variable contracts that do not comply with the requirements of Section 817(h) would generally be subject to immediate taxation of the appreciation under the contracts.

Section 817(h) requires that the investment portfolios underlying variable life insurance and variable annuity contracts be "adequately diversified." Section 817(h) contains a safe harbor provision which provides that a variable life insurance or variable annuity contract will meet the diversification requirements if, as of the close of each calendar quarter, (i) the assets underlying the contract meet the diversification standards for a regulated investment company under Subchapter M of the Internal Revenue Code, and (ii) no more than 55% of the total assets of the account consist of cash, cash items, U.S. Government securities and securities of regulated investment companies.

Treasury Department regulations provide an alternative test to the safe harbor provision to meet the diversification requirements. Under these regulations, an investment portfolio will be adequately diversified if (i) not more than 55% of the value of its total assets is represented by any one investment; (ii) not more than 70% of the value of its total assets is represented by any two investments; (iii) not more than 80% of the value of its total assets is represented by any three investments; and (iv) not more than 90% of the value of its total assets is represented by any four investments. These limitations are increased for investment portfolios which are invested in whole or in part of U.S. Treasury securities.

Stock of a regulated investment company, such as a Portfolio, held in an insurance company's separate accounts underlying variable life insurance or variable annuity contracts may be treated as a single investment for purposes of the diversification rules of Section 817(h). A special rule in Section 817(h), however, allows a shareholder of a regulated investment company to "look-through" the company and treat a pro rata share of the company's assets as owned directly by the shareholder. This special "look-through" rule may make it easier to comply with the diversification requirements of Section 817(h). To qualify for "look-through" treatment, public access to the regulated investment company must generally be limited to (i) the purchase of a variable contract,
(ii) life insurance companies' general accounts, and (iii) qualified pension or retirement plans. Interests in the Portfolios are sold only to insurance company separate accounts to fund the benefits of variable contracts, and may be sold to qualified pension and retirement plans.

Even if the diversification requirements of Section 817(h) are met, the owner of a variable contract might be subject to current federal income taxation if the owner has excessive control over the investments underlying the contract. The Treasury Department has indicated that guidelines might be forthcoming that address this issue. At this time, it is impossible to predict when they may be issued, what the guidelines will include and the extent, if any, to which they may be retroactive.

In order to maintain the variable contracts' status as annuities or insurance contracts, the Trust may in the future find it necessary, and reserves the right, to take certain actions, including, without limitation, amending a Portfolio's investment objective (upon SEC or shareholder approval) or substituting shares of one Portfolio for another.

FINANCIAL STATEMENTS

The following financial statements for the Growth, Equity, Northwest, Bond, and Money Market Portfolios and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to each Portfolio's Annual Report for the year ended December 31, 1998.

Portfolio of Investments as of December 31, 1998

Statement of Assets and Liabilities as of December 31, 1998
Statement of Operations for the Year Ended December 31, 1998
Statement of Changes in Net Assets for the Years Ended December 31, 1998 and December 31, 1997
Notes to Financial Statements

The following financial statements for the Small Company Portfolio and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the portfolio's Annual Report for the period ended December 31, 1998.

Portfolio of Investments as of December 31, 1998
Statement of Assets and Liabilities as of December 31, 1998
Statement of Operations for the Year Ended December 31, 1998
Statement of Changes in Net Assets for the Year Ended December 31, 1998
  and the Period from April 30, 1997 (effective date) to December 31, 1997 Notes to Financial Statements

A copy of each Portfolio's Annual Report accompanies this Statement of Additional Information. Additional copies may be obtained by calling 1-800-624-5711 or by writing to the address on the first page of this Statement of Additional Information.

                           SAFECO RESOURCE SERIES TRUST
                                       PART C
                                 OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibit
Number          Description                                        Page
-------         -----------                                        ----

(1)             Trust Instrument/Certificate of Trust              +

(2)             Bylaws                                             +

(3)             Instruments Defining Rights of Security            ***
                Holders


(4)             Investment Advisory and Management                 +
                Contract

(5)             Form of Distribution Agreement                     +

(6)             Inapplicable


(7)             Custody Agreement with State Street                *
                Bank and Trust Company


                Amendment to Custody Agreement with
                State Street Bank and Trust Company                **

(8a)            Transfer Agent Agreement                           +

(8b)            Fund Participation Agreement                       +

(9)             Opinion and Consent of Counsel                     *

(10)            Consent of Independent Auditors                    (Filed
                                                                  Herewith)

(11)            Registrant's Annual Report for Year Ended          ++

                    December 31, 1998 Including Financial
                    Statements

(12)            Agreement Governing Contribution to                     +
                SAFECO Resource Series Trust by
                SAFECO Life Insurance Company dated
                June 23, 1986.

(13)            Inapplicable

(14)            Financial Data Schedules                           (Filed
                                                                  Herewith)

(15)            Inapplicable


+    Filed as an exhibit to Post Effective Amendment No. 16 filed with the SEC on April 26, 1996.

++   Registrant's Annual Report was filed with the SEC on March 3, 1999.  The
Report contains the financial statement incorporated by reference in the Registrant's Statement of Additional Information.


* Filed as an exhibit to Post-Effective Amendment No. 18 filed with the SEC on April 22, 1997.


** Filed as an exhibit to Post-Effective Amendment No. 20 filed with the SEC on February 26, 1998.


*** Incorporating by reference the relevant disclosure from Exhibits (1) and (2).


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH


SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO Mutual Funds.
The SAFECO Mutual Funds consist of six Delaware business trusts: SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust (formerly SAFECO Institutional Series Trust) and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of eight mutual funds: SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund and SAFECO U.S. Value

Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of five mutual funds:
SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund and SAFECO Washington State Municipal Bond Fund. The SAFECO Money Market Trust consists of two mutual funds: SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Managed Bond Trust consists of one mutual fund: Managed Bond Fund (formerly Fixed Income Portfolio). The SAFECO Resource Series Trust consists of six mutual funds: Equity Portfolio, Growth Portfolio, Northwest Portfolio, Small Company Stock Portfolio, Bond Portfolio and Money Market Portfolio.


SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation. General Insurance Company of America owns 100% of SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation and SAFECO U.K. Limited, a corporation organized under the laws of the United Kingdom. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and SAFECO Management Corporation, a New York corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company and Empire Life Insurance Company, both Washington corporations, First SAFECO National Life Insurance Company of New York, a New York corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation, SAFECO Select Insurance Services, Inc., a California corporation, and R.F. Bailey Holdings Limited, a U.K. corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas corporations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (Underwriting Agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of SAFECO

Investment Services, Inc., a Washington corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., S.C. Arkansas, Inc., S.C. Bellevue/Lynn, S.C. Bellevue, Inc., S.C. Marysville, Inc., SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, and S.C. River Oaks, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: Kitsap Mall, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of Washington Square, Inc., a Washington corporation.


SAFECO Corporation, a Washington corporation, owns 100% of American States Financial Corporation, an Indiana corporation. American States Financial Corporation owns 100% of American States Insurance Company, an Indiana corporation. American States Insurance Company owns 100% of the following Indiana corporations: American Economy Insurance Company, American States Preferred Insurance Company, American States Life Insurance Company, and City Insurance Agency, Inc. American States Insurance Company owns 100% of Insurance Company of Illinois, an Illinois corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation

SAFECO Corporation files a consolidated financial statement with all subsidiaries. In addition, SAFECO Life Insurance Company files a separate financial statement with the SEC for its variable contract, separate account products.

ITEM 25.  INDEMNIFICATION

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.


Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgements, amounts paid in settlement, fines, penalties and other liabilities.


No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry); or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).


To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under Registrant's Trust Instrument.


Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such a trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.


Under an agreement with its distributor ("Distribution Agreement"), Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.


In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.


Under an agreement with its transfer agent ("Transfer Agent Agreement"), Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance under the Transfer Agent Agreement; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-INVESTMENT ADVISER

The investment adviser to the Registrant, SAM, serves as an adviser to: (a) twenty-five series (portfolios) of six registered investment companies, including six series of Registrant and (b) a number of pension funds not affiliated with SAFECO Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with SAFECO Corporation or its affiliates. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.

ITEM 27.  PRINCIPAL UNDERWRITER

(a) SAFECO Securities, Inc., the principal underwriter for each series of Registrant, acts also as the principal underwriter for each class of each series of SAFECO Common Stock Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Taxable Bond Trust, SAFECO Money Market Trust, and SAFECO Managed Bond Trust. In addition, SAFECO Securities, Inc. is the principal underwriter for the sale of variable annuity contracts (SAFECO Resource Variable Account B and SAFECO Separate Account C) and variable universal life insurance policies (SAFECO Separate Account SL) issued by SAFECO Life Insurance Company, and variable annuity contracts (SAFECO Separate Account S) issued by First SAFECO National Life Insurance Company of New York.


(b) The information set forth under "Investment Advisory and Other Services" in the Statement of Additional Information is incorporated by reference.


(c) Inapplicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA maintains physical possession of the accounts, books and documents of Registrant relating to its activities as custodian of the Registrant. SAFECO

Asset Management Company, Two Union Square, 25th Floor, Seattle, Washington 98101, maintains physical possession of all other accounts, books or documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 29.  MANAGEMENT SERVICES

Inapplicable.

ITEM 30.  UNDERTAKINGS

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request without charge.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule
485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Seattle, and state of Washington the 29th day of April, 1999.


                              SAFECO RESOURCE SERIES TRUST

                              By: /s/ David F. Hill
                                  -------------------------
                                      David F. Hill
                                      President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

 Name                             Title                         Date
 ----                             -----                         ----
                                  President and Trustee         April 29, 1999
 /s/ DAVID F. HILL                Principal Executive Officer
 -------------------------------
 David F. Hill++

 RONALD L. SPAULDING*             Vice President                April 29, 1999
 ------------------------------   Treasurer
 /s/ Ronald L. Spaulding

 NEAL A. FULLER *                 Vice President Controller     April 29, 1999
 -------------------------------  Assistant Secretary
 /s/ Neal A. Fuller

 /s/ BOH A. DICKEY                Chairman and Trustee          April 29, 1999
 ------------------------------
 Boh A. Dickey ++




                                          9


 BARBARA J. DINGFIELD*            Trustee                       April 29, 1999
 -------------------------------
 /s/ Barbara J. Dingfield

 RICHARD W. HUBBARD*              Trustee                       April 29, 1999
 ------------------------------
 /s/ Richard W. Hubbard++

 RICHARD E. LUNDGREN*             Trustee                       April 29, 1999
 -------------------------------
 /s/ Richard E. Lundgren

 LARRY L. PINNT*                  Trustee                       April 29, 1999
 ------------------------------
 /s/ Larry L. Pinnt

 JOHN W. SCHNEIDER*               Trustee                       April 29, 1999
 ------------------------------
 /s/ John W. Schneider

++ Trustees who are interested persons as defined by the 1940 Act


                         *By:   /s/ DAVID F. HILL
                                ------------------------
                                    Attorney-in-fact

                            SAFECO RESOURCE SERIES TRUST


                                     FORM N-1A

                          POST-EFFECTIVE AMENDMENT NO. 22

                                   Exhibit Index

Exhibit
Number              Description                                  Page
-------             -----------                                  ----
(27.1-6)            Financial Data Schedules                  (Filed Herewith)

(99.10)             Consent of Independent Auditors           (Filed Herewith)

(99.11)             Registrant's Annual Report for the Year         +
                    Ended December 31, 1998, including
                    Financial Statements




+ An Annual Report for the Registrant's series portfolios was filed with the SEC on March 3, 1999.


                                      11